HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -
PUTNAM HARTFORD INHERITANCE MANAGER VARIABLE LIFE INSURANCE POLICIES MODIFIED SINGLE PREMIUM VARIABLE LIFE

P.O. Box 2999
Hartford, CT 06104-2999
Telephone (800) 231-5453
--------------------------------------------------------------------------------

This Prospectus describes Putnam Hartford Inheritance Manager Variable Life, a modified single premium variable life insurance policy ("Policy" or "Policies") offered by Hartford Life and Annuity Insurance Company ("Hartford") to applicants age 90 and under. The Policy lets the Policy Owner pay a single premium and, subject to restrictions, additional premiums.

The Policy is a modified endowment contract for federal income tax purposes, except in certain cases described under "Federal Tax Considerations," page 25. A LOAN, DISTRIBUTION OR OTHER AMOUNT RECEIVED FROM A MODIFIED ENDOWMENT CONTRACT DURING THE LIFE OF THE INSURED WILL BE TAXED TO THE EXTENT OF ANY ACCUMULATED INCOME IN THE POLICY. ANY SURRENDER AMOUNTS THAT ARE TAXABLE WILL BE SUBJECT TO A 10% ADDITIONAL TAX, WITH CERTAIN EXCEPTIONS.

Generally, the minimum initial premium Hartford will accept is $10,000. The initial premium will be allocated to the Putnam Money Market Sub-Account. After the Right to Cancel Period has expired, the amounts allocated will be transferred to the Funds specified in the Policy Owner's application. The underlying investment options ("Funds") of Putnam Variable Trust currently available under the Policy are:

Putnam Asia Pacific Growth Sub-Account                    -  shares of Class IA of the Putnam VT Asia Pacific Growth Fund of the Putnam Variable Trust
Putnam Diversified Income Sub-Account                     -  shares of Class IA of the Putnam VT Diversified Income Fund
                                                             Bond Fund of the Putnam Variable Trust (a bond fund)
The George Putnam Fund Sub-Account                        -  shares of Class IA of the Putnam VT The George Putnam Fund of
                                                             Boston of the Putnam Variable Trust
Putnam Global Asset Allocation Sub-Account                -  shares of Class IA of the Putnam VT Global Asset Allocation
                                                             Fund of the Putnam Variable Trust
Putnam Global Growth Sub-Account                          -  shares of Class IA of the Putnam VT Global Growth Fund of the
                                                             Putnam Variable Trust
Putnam Growth and Income Sub-Account                      -  shares of Class IA of the Putnam VT Growth and Income Fund of
                                                             the Putnam Variable Trust
Putnam Health Sciences Sub-Account                        -  shares of Class IA of the Putnam VT Health Sciences Fund of the Putnam Variable Trust
Putnam High Yield Sub-Account                             -  shares of Class IA of the Putnam VT High Yield Fund of the
                                                             Putnam Variable Trust
Putnam International Growth Sub-Account                   -  shares of Class IA of the Putnam VT International Growth Fund
                                                             of the Putnam Variable Trust
Putnam International Growth and Income                    -  shares of Class IA of the Putnam VT International Growth and
  Sub-Account                                                Income Fund of the Putnam Variable Trust
Putnam International New Opportunities                    -  shares of Class IA of the Putnam VT International New
  Sub-Account                                                Opportunities Fund of the Putnam Variable Trust (an
                                                             international fund)
Putnam Investors Sub-Account                              -  shares of Class IA of the Putnam VT Investors Fund of the
                                                             Putnam Variable Trust
Putnam Money Market Sub-Account                           -  shares of Class IA of the Putnam VT Money Market Fund of the
                                                             Putnam Variable Trust
Putnam New Opportunities Sub-Account                      -  shares of Class IA of the Putnam VT New Opportunities Fund of
                                                             the Putnam Variable Trust (a capital appreciation fund)
Putnam New Value Sub-Account                              -  shares of Class IA of the Putnam VT New Value Fund of the
                                                             Putnam Variable Trust
Putnam OTC & Emerging Growth Sub-Account                  -  shares of Class IA of the Putnam VT OTC & Emerging Growth Fund
                                                             of the Putnam Variable Trust
Putnam Research Sub-Account                               -  shares of Class IA of the Putnam VT Research Fund of the
                                                             Putnam Variable Trust
Putnam U.S. Government and High Quality Bond              -  shares of Class IA of the Putnam VT U. S. Government and High
  Sub-Account                                                Quality Bond Fund of the Putnam Variable Trust
Putnam Utilities Growth & Income Sub-Account              -  shares of Class IA of the Putnam VT Utilities Growth and
                                                             Income Fund of the Putnam Variable Trust
Putnam Vista Sub-Account                                  -  shares of Class IA of the Putnam VT Vista Fund of the Putnam
                                                             Variable Trust (a capital appreciation fund)
Putnam Voyager Sub-Account                                -  shares of Class IA of the Putnam VT Voyager Fund of the Putnam
                                                             Variable Trust (a capital appreciation fund)

                            1     - PROSPECTUS

There is no guaranteed minimum Account Value for a Policy. The Account Value of a Policy will vary up or down to reflect the investment experience of the Funds to which premiums have been allocated. The Policy Owner bears the investment risk for all amounts allocated to the Funds. The Policy continues in effect as long as the Cash Surrender Value is sufficient to pay the monthly charges under the Policy ("Deduction Amount"). The Policy may terminate if the Cash Surrender Value is insufficient to cover a Deduction Amount and, after expiration of a specified period, no additional premium payments are received by Hartford.

The Policies provide for a Face Amount, which is the minimum death benefit under a Policy. The Death Benefit may be greater than the Face Amount. The Account Value will, and under certain circumstances the Death Benefit of the Policy may, increase or decrease based on the investment experience of the Funds to which premiums have been allocated. However, while the Policy is in force, the Death Benefit will never be less than the Face Amount. At the death of the Insured, Hartford will pay the Death Proceeds to the beneficiary. The Death Proceeds equal the Death Benefit less any Indebtedness under the Policy.

IT MAY NOT BE ADVANTAGEOUS TO PURCHASE VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE OR IF YOU ALREADY OWN A VARIABLE LIFE INSURANCE POLICY.

THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE APPLICABLE ELIGIBLE FUNDS WHICH CONTAIN A FULL DESCRIPTION OF THOSE FUNDS. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THIS PROSPECTUS AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION CAN BE FOUND AT THE COMMISSION'S WEB SITE (HTTP://WWW.SEC.GOV).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE PRODUCTS DESCRIBED HEREIN ARE NOT DEPOSITS OF, OR GUARANTEED BY ANY BANK, NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

The date of this Prospectus is May 1, 1998, revised as of January 20, 1999.

                            2     - PROSPECTUS

TABLE OF CONTENTS
      -------------------------------------------------------------------

                                                                         Page
 ----------------------------------------------------------------------------
    Special Terms                                                          4
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    Summary                                                                6
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    The Company                                                            8
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    The Separate Account                                                   8
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       General                                                             8
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       Funds                                                               8
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       Investment Adviser                                                 10
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    The Policy                                                            11
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       Application for a Policy                                           11
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       Premiums                                                           11
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       Allocation of Premiums                                             11
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       Accumulation Unit Values                                           11
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    Deductions and Charges                                                12
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       Cost of Insurance Charge                                           12
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       Administrative Charge                                              13
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       Annual Maintenance Fee                                             13
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       Surrender Charge                                                   13
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       Policy Owner Options                                               13
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       Other Deductions or Charges                                        15
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    Policy Benefits and Rights                                            15
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       Death Benefit                                                      15
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       Account Value                                                      15
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       Transfer of Account Value                                          15
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       Policy Loans                                                       16
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       Amount Payable on Surrender of the Policy                          17
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       Partial Surrenders                                                 17
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       Benefits at Maturity                                               17
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       Lapse and Reinstatement                                            17
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       Cancellation and Exchange Rights                                   17
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       Suspension of Valuation, Payments and Transfers                    17
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    Last Survivor Policies                                                18
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    Other Matters                                                         18
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       Voting Rights                                                      18
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       Statements to Policy Owners                                        19
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
                                                                         Page
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       Limit on Right to Contest                                          19
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       Misstatement as to Age and Sex                                     19
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       Settlement Provisions                                              19
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       Beneficiary                                                        20
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       Assignment                                                         20
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       Dividends                                                          20
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    Executive Officers and Directors                                      21
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    Distribution of the Policies                                          25
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    Safekeeping of the Separate Account's Assets                          25
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    Federal Tax Considerations                                            25
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       General                                                            25
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       Taxation of Hartford and the Separate Account                      26
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       Income Taxation of Policy Benefits                                 26
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       Last Survivor Policies                                             26
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       Modified Endowment Contracts                                       26
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       Estate and Generation Skipping Taxes                               27
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       Diversification Requirements                                       27
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       Ownership of the Assets in the Separate Account                    27
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       Life Insurance Purchased for Use in Split Dollar Arrangements      28
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       Federal Income Tax Withholding                                     28
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       Non-Individual Ownership of Policies                               28
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       Other                                                              28
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       Life Insurance Purchases by Nonresident Aliens and Foreign
        Corporations                                                      28
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    Legal Proceedings                                                     28
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    Legal Matters                                                         28
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    Year 2000                                                             29
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    Experts                                                               29
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    Registration Statement                                                30
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    Appendix A                                                            31
 ----------------------------------------------------------------------------

The Policies and/or Policy Owner Option 2 may not be available in all states.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON.

                            3     - PROSPECTUS

SPECIAL TERMS
      -------------------------------------------------------------------

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The current value of the Sub-Accounts plus the value of the Loan Account under the Policy.

ACCUMULATION UNIT: An accounting unit of measure used to calculate the value of a Sub-Account.

ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial surrender that is not subject to the Surrender Charge. This amount in any Policy Year is the greater of 10% of premiums or 100% of cumulative earnings (Account Value less premiums paid).

ANNUITY UNIT: An accounting unit of measure used to calculate the amount of annuity payments.

ATTAINED AGE: The Issue Age plus the number of fully completed Policy Years.

CASH SURRENDER VALUE: The Cash Value less all Indebtedness.

CASH VALUE: The Account Value less any Surrender Charge and any Unamortized Tax charge due upon surrender.

CODE: The Internal Revenue Code of 1986, as amended.

COVERAGE AMOUNT: The Death Benefit less the Account Value.

DEATH BENEFIT: The greater of (1) the Face Amount specified in the Policy or (2) the Account Value on the date of death multiplied by a stated percentage as specified in the Policy.

DEATH PROCEEDS: The amount that Hartford will pay on the death of the Insured. This equals the Death Benefit less any Indebtedness.

DEDUCTION AMOUNT: A deduction on the Policy Date and on each Monthly Activity Date for the cost of insurance, Tax Expense charges under Option 1, an administrative charge and a mortality and expense risk charge.

FACE AMOUNT: On the Policy Date, the initial Face Amount is the amount shown on the Policy's specifications page. Thereafter, the Face Amount is reduced by any partial surrenders.

FUNDS: The registered management investment companies in which assets of the Separate Account may be invested.

GUIDELINE SINGLE PREMIUM: The "Guideline Single Premium" as defined in Section 7702 of the Code.

HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.

INDEBTEDNESS: All monies owed to Hartford by the Policy Owner, including all outstanding loans on the Policy, any interest due or accrued and any unpaid Deduction Amount or annual maintenance fee arising during a grace period.

INSURED: The person on whose life the Policy is issued.

ISSUE AGE: As of the Policy Date, the Insured's age on Insured's last birthday.

LOAN ACCOUNT: An account in Hartford's General Account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

MONTHLY ACTIVITY DATE: The day of each month on which deductions and charges are subtracted from the Account Value of the Policy. Monthly Activity Dates occur on the same day of the month as the Policy Date.

POLICY: For a Policy issued to an individual, the Policy is the individual Policy and any endorsements or riders. For a group Policy, the Policy is a certificate evidencing a participatory interest in a group Policy and any endorsements or riders. Any references in this Prospectus to a Policy includes the certificate.

POLICY ANNIVERSARY: The anniversary of the Policy Date.

POLICY DATE: The date from which Policy Anniversaries and Policy Years are measured.

POLICY OWNER: The owner of the Policy.

POLICY OWNER OPTIONS: The Policy Owner may elect one of two options offered by Hartford to pay Mortality and Expense Risk charges and certain tax related charges. The Policy Owner must elect the option at the time the Policy is issued and the option cannot be changed once the Policy is issued. The following options are available:

  OPTION 1: ASSET BASED CHARGES: Under this option the Policy Owner elects to pay a Mortality and Expense Risk charge that is deducted monthly from Account Value at an annual rate of .90% in Policy Years I through 10 and at an annual rate of .50% in Policy Years 11 and beyond; a Tax Expense charge that is also deducted monthly at an annual rate of .40% for the first 10 Policy Years and an Unamortized Tax charge that is imposed during the first 9 Policy Years on surrenders or partial surrenders according to the rate set forth in "Deductions and Charges - Policy Owner Options - Unamortized Tax Charge" Page
  14. See "Deductions and Charges - Policy Owner Options" page 13.

  OPTION 2: FRONTED CHARGES: Under this option the Policy Owner elects to pay a Mortality and Expense Risk charge that is deducted monthly from Account Value at an annual rate of .65% in Policy Years 1 through 10 and an annual rate of .50% in Policy Years 11 and beyond and a Tax Expense charge that is deducted from any Premium payment in all Policy Years at an annual rate of 4.0%. This option is not available in all states. See "Deductions and Charges - Policy Owner Options" page 13.

                            4     - PROSPECTUS

POLICY YEAR: The twelve months between Policy Anniversaries.

SEPARATE ACCOUNT: Separate Account Five, an account established by Hartford to separate the assets funding the Policies from other assets of Hartford.

SUB-ACCOUNT: The subdivisions of the Separate Account used to allocate a Policy Owner's Account Value, less Indebtedness, among the Funds.

SURRENDER CHARGE: A charge which may be assessed upon surrender of a Policy or partial surrenders in excess of the Annual Withdrawal Amount.

VALUATION DAY: The date on which the Sub-Account is valued. The Valuation Day is every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

                            5     - PROSPECTUS

SUMMARY
      -------------------------------------------------------------------

THE POLICIES
The Policies are life insurance policies with death benefits, cash values, and other traditional life insurance features. The Policies are "variable." Unlike the fixed benefits of ordinary whole life insurance, the Account Value will, and the Death Benefit may, increase or decrease based on the investment experience of the Funds to which premium payments have been allocated. The Policies are credited with units ("Accumulation Units") to calculate Account Values. The Policy Owner may transfer the Account Values among the Funds.

The Policies can be issued on a single life or "last survivor" basis. For a discussion of how last survivor Policies operate differently from single life Policies, see "Last Survivor Policies," page 18.
THE SEPARATE ACCOUNT AND
THE FUNDS
Separate Account Five ("Separate Account") funds the variable life insurance Policies offered by this Prospectus. Hartford established the Separate Account pursuant to Connecticut insurance law and organized as a unit investment trust registered under the Investment Company Act of 1940. The Policies currently offer 21 sub-accounts ("Sub-Accounts"), each investing exclusively in a Fund. The investment objectives of the Funds are as set forth in "The Separate Account," page 8. Applicants should read the Funds prospectuses accompanying this Prospectus in connection with the purchase of a Policy.

The following table shows annual fund operating expenses for 1997:

                         ANNUAL FUND OPERATING EXPENSES
                        (as a percentage of net assets)

                                          Management
                                             Fees      Other Expenses
                                           (absent      (absent any     Total Fund
                                           any fee        expense       Operating
                                           waivers)    reimbursements)  Expenses(1)
----------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund          0.800%         0.270%         1.070%
----------------------------------------------------------------------------------
Putnam VT Diversified Income Fund           0.690%         0.110%         0.800%
Putnam VT The George Putnam Fund of
 Boston (2)                                 0.650%         0.360%         1.010%
----------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund      0.660%         0.110%         0.770%
----------------------------------------------------------------------------------
Putnam VT Global Growth Fund                0.600%         0.150%         0.750%
----------------------------------------------------------------------------------
Putnam VT Growth and Income Fund            0.470%         0.040%         0.510%
----------------------------------------------------------------------------------
Putnam VT Health Sciences Fund (2)          0.700%         0.340%         1.040%
----------------------------------------------------------------------------------
Putnam VT High Yield Fund                   0.660%         0.060%         0.720%
----------------------------------------------------------------------------------

                                          Management
                                             Fees      Other Expenses
                                           (absent      (absent any     Total Fund
                                           any fee        expense       Operating
                                           waivers)    reimbursements)  Expenses(1)
----------------------------------------------------------------------------------
Putnam VT International Growth Fund (2)     0.800%         0.470%         1.270%
----------------------------------------------------------------------------------
Putnam VT International Growth and
 Income Fund                                0.800%         0.320%         1.120%
----------------------------------------------------------------------------------
Putnam VT International New
 Opportunities Fund (2)                     1.200%         0.680%         1.890%
----------------------------------------------------------------------------------
Putnam VT Investors Fund (2)                0.650%         0.330%         0.980%
----------------------------------------------------------------------------------
Putnam VT Money Market Fund                 0.450%         0.090%         0.540%
----------------------------------------------------------------------------------
Putnam VT New Opportunities Fund            0.580%         0.050%         0.630%
----------------------------------------------------------------------------------
Putnam VT New Value Fund                    0.700%         0.150%         0.850%
----------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund (2)    0.700%         0.340%         1.040%
----------------------------------------------------------------------------------
Putnam VT Research Fund (2)                  0.65%          0.48%          1.13%
----------------------------------------------------------------------------------
Putnam VT U.S. Government and High
 Quality Bond Fund                          0.610%         0.080%         0.690%
----------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income
 Fund                                       0.670%         0.070%         0.740%
----------------------------------------------------------------------------------
Putnam VT Vista Fund                        0.650%         0.220%         0.870%
----------------------------------------------------------------------------------
Putnam VT Voyager Fund                      0.540%         0.050%         0.590%
----------------------------------------------------------------------------------

(1) "Management Fees" generally represent the fees paid to the investment adviser or its affiliate for investment and administrative services provided. "Other Expenses" are expenses (other than "Management Fees") which are deducted from the fund including legal, accounting and custodian fees. For a complete description of the nature of the services provided in consideration of the operating expenses deducted, please see the Fund prospectuses.

(2) The "Management Fees" and "Other Expenses" shown in the table above do not reflect an expense limitation. After an expense limitation, "Management Fees," "Other Expenses" and "Total Fund Operating Expenses" would have been:

                                                                        Total Fund
                                          Management                    Operating
                                             Fees      Other Expenses    Expenses
----------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of
 Boston*                                     0.49%          0.36%          0.85%
----------------------------------------------------------------------------------
Putnam VT Health Sciences Fund*              0.56%          0.34%          0.90%
----------------------------------------------------------------------------------
Putnam VT International Growth Fund          0.73%          0.47%          1.20%
----------------------------------------------------------------------------------
Putnam VT International New
 Opportunities Fund                          0.92%          0.68%          1.60%
----------------------------------------------------------------------------------
Putnam VT Investors Fund*                    0.52%          0.33%          0.85%
----------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund*        0.56%          0.34%          0.90%
----------------------------------------------------------------------------------
Putnam VT Research Fund*                     0.37%          0.48%          0.85%
----------------------------------------------------------------------------------

* Estimated "Management Fees," "Other Expenses" and "Total Fund Operating Expenses."

The investment adviser for all the Funds is Putnam Management. See "The Separate Account," page 8.

                            6     - PROSPECTUS

PREMIUMS
The Policy permits the Policy Owner to pay a large single premium and, subject to restrictions, additional premiums. The Policy Owner may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount). Under current underwriting rules, which are subject to change, applicants between the ages of 35 and 80 may be eligible for simplified underwriting without a medical examination if they meet simplified underwriting standards. For applicants who are below age 35 or above age 80, or who do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies in those cases that represent substandard risks according to customary underwriting guidelines.

DEDUCTIONS AND CHARGES
On the Policy Date and on each Monthly Activity Date, Hartford will deduct a Deduction Amount from the Account Value. The Deduction Amount will be made pro rata from each Sub-Account. The Deduction Amount includes a cost of insurance charge, a Tax Expense charge under Option 1, an administrative charge and a mortality and expense risk charge. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date the Policy may lapse. See "Deductions and Charges" page 12, and "Policy Benefits and Rights - Lapse and Reinstatement," page 17.

If the Account Value on a Policy Anniversary or on any date the Policy is surrendered is less than $50,000, Hartford will deduct an annual maintenance fee of $30. See "Deductions and Charges - Annual Maintenance Fee," page 13.

The Policy Owner may pay certain deductions and charges by electing one of two available options at the time the Policy is issued. Once elected, the Policy Owner Options cannot be changed:

    Under Option 1:

    - a Mortality and Expense Risk charge is deducted monthly from Account Value at an annual rate of .90% in Policy Years I through 10 and at an annual rate of .50% in Policy Years 11 and beyond.

    - a Tax Expense charge is also deducted monthly at an annual rate of .40% for the first 10 Policy Years.

    - an Unamortized Tax charge is imposed during the first 9 Policy Years on surrenders or partial surrenders according to the rate set forth in "Deductions and Charges - Policy Owner Options - Unamortized Tax Charge," page 14.

    Under Option 2: (May not be available in all states)

    - a Mortality and Expense Risk charge is deducted monthly from Account Value at an annual rate of .65% in Policy Years 1 through 10 and an annual rate of .50% in Policy Years 11 and beyond.

    - a Tax Expense charge is deducted from any Premium payment in all Policy Years at an annual rate of 4.0%.

Hartford may set up a provision for income taxes against the assets of the Separate Account. See "Deductions and Charges - Taxes Charged Against the Separate Account," page 15, and "Federal Tax Considerations," page 25.

Applicants should review the Funds' prospectuses accompanying this Prospectus for a description of the charges assessed against the assets of the Funds.

Upon surrender of the Policy and partial surrenders in excess of the Annual Withdrawal Amount, a Surrender Charge may be assessed. See "Deductions and Charges - Surrender Charge," page 13.

For a discussion of the tax consequences of surrender of the Policy or a partial surrender, see "Federal Tax Considerations," page 25.

DEATH BENEFIT
The Policies provide for a Face Amount which is the minimum Death Benefit under the Policy. The Death Benefit may be greater than the Face Amount. At the death of the Insured, Hartford will pay the Death Proceeds to the beneficiary of the Policy. See "Policy Benefits and Rights - Death Benefit," page 15.

ACCOUNT VALUE
The Account Value will increase or decrease to reflect the investment experience of the Funds applicable to the Policy and deductions for the monthly Deduction Amount. There is no minimum guaranteed Account Value and the Policy Owner bears the risk of the investment in the Funds. See "Policy Benefits and Rights - Account Value," page 15.

POLICY LOANS
A Policy Owner may obtain one or both types of cash loans from Hartford. Both types of loans are secured by the Policy. At the time a loan is requested, the aggregate amount of all loans (including the currently applied for loan) may not exceed 90% of the Cash Value. See "Policy Benefits and Rights - Policy Loans," page 16.

LAPSE
A Policy may terminate if the Cash Surrender Value on any Monthly Activity Date is less than the required Deduction Amount. Hartford will give written notice to the Policy Owner and a 61-day grace period during which additional amounts may be paid to continue the Policy. See "Policy Benefits and Rights - Policy Loans," page 16, and "Lapse and Reinstatement," page 17.

                            7     - PROSPECTUS

CANCELLATION AND EXCHANGE RIGHTS
A Policy Owner has a limited right to return the Policy for cancellation. If the Policy Owner returns the Policy to Hartford or to the agent who sold the Policy, to be canceled within ten days after delivery of the Policy to the Policy Owner (in certain cases, this free-look period is longer), Hartford will return to the Policy Owner, within seven days thereafter, the greater of the premiums paid for the Policy, less any Indebtedness or the sum of (1) the Account Value, less any Indebtedness, on the date the returned Policy is received by Hartford or its agent and (2) any deductions under the Policy or by the Funds for taxes, charges or fees.

In addition, once the Policy is in effect, it may be exchanged during the first 24 months after its issuance for a permanent life insurance policy on the life of the Insured without submitting proof of insurability. See "Policy Benefits and Rights - Cancellation and Exchange Rights," page 17.

TAX CONSEQUENCES
The current federal tax law generally excludes all death benefit payments from the gross income of the Policy beneficiary. The Policies generally will be treated as modified endowment contracts. This status does not affect the Policies' classification as life insurance, nor does it affect the exclusion of death benefit payments from gross income. However, loans, distributions or other amounts received under a modified endowment contract are taxed to the extent of accumulated income in the Policy (generally, the excess of Account Value over premiums paid) and may be subject to a 10% penalty tax. See "Federal Tax Considerations," page 25.

THE COMPANY
      -------------------------------------------------------------------

Hartford Life and Annuity Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia, except New York. Effective on January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., a Delaware corporation.

Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's on the basis of its insurer financial strength and AA+ by Duff and Phelps on its claims paying ability. These ratings do not apply to the investment performance of the Sub-Accounts. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.

THE SEPARATE ACCOUNT
      -------------------------------------------------------------------

GENERAL
Separate Account Five ("Separate Account") is a separate account of Hartford established on August 17, 1994 pursuant to the insurance laws of the State of Connecticut and it is organized as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Separate Account meets the definition of "separate account" under federal securities law. Under Connecticut law, the assets of the Separate Account are held exclusively for the benefit of Policy Owners and persons entitled to payments under the Policies. The assets of the Separate Account are not chargeable with liabilities arising out of any other business which Hartford may conduct.

FUNDS
The underlying investment options for the Policies are shares of Class IA of the Putnam Variable Trust, an open-end series investment company. The assets of each Sub-Account of the Separate Account are invested exclusively in one of the Funds. The underlying Funds corresponding to each Sub-Account and their investment objectives are described below. Hartford reserves the right, subject to compliance with the law, to close Funds or to offer additional funds with differing

                            8     - PROSPECTUS
investment objectives. There is no assurance that any of the Funds will achieve its stated objectives. These Funds may not be available in all states.

PUTNAM VT ASIA PACIFIC GROWTH FUND Seeks capital appreciation by investing primarily in securities of companies located in Asia and in the Pacific Basin. The fund's investments will normally include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks.

PUTNAM VT DIVERSIFIED INCOME FUND Seeks high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: a U.S. Government Sector, a High Yield Sector (which invests primarily in what are commonly known as "junk bonds"), and an International Sector. See the special considerations for investments in high yield securities described in the Fund prospectus.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which will produce both capital growth and current income.

PUTNAM VT GLOBAL ASSET ALLOCATION FUND Seeks a high level of long-term total return consistent with preservation of capital by investing in U.S. equities, international equities, U.S. fixed income securities, and international fixed income securities.

PUTNAM VT GLOBAL GROWTH FUND Seeks capital appreciation through a globally diversified portfolio of common stocks.

PUTNAM VT GROWTH AND INCOME FUND Seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income, or both.

PUTNAM VT HEALTH SCIENCES FUND Seeks capital appreciation by investing at least 80% of its assets (other than assets invested in U.S. government securities, short-term debt obligations, and cash or money market instruments) in common stocks and other securities of companies in the health sciences industries.

PUTNAM VT HIGH YIELD FUND Seeks high current income and, when consistent with this objective, a secondary objective of capital growth, by investing primarily in high-yielding, lower-rated fixed income securities, constituting a portfolio which Putnam Management believes does not involve undue risk to income or principal. See the special considerations for investments in high yield securities described in the Fund prospectus.

PUTNAM VT INTERNATIONAL GROWTH FUND Seeks capital appreciation by investing primarily in equity securities of companies located in a country other than the United States.

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND Seeks capital growth, and a secondary objective of high current income by investing primarily in common stocks that offer potential for capital growth and may, when consistent with its investment objectives, invest in common stocks that offer potential for current income. Under normal market conditions, the fund expects to invest substantially all of its assets in securities principally traded on markets outside the United States.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND Seeks long term capital appreciation by investing in companies that have above-average growth prospects due to the fundamental growth of their market sector. Under normal market conditions, the fund expects to invest substantially all of its total assets other than cash or short-term investments held pending investment, in common stocks, preferred stocks, convertible preferred stocks, convertible bonds and other equity securities principally traded in securities markets outside the United States.

PUTNAM VT INVESTORS FUND Seeks long-term growth of capital and any increased income that results from this growth by investing primarily in common stocks that Putnam Management believes afford the best opportunity for capital growth over the long term.

PUTNAM VT MONEY MARKET FUND Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity by investing in high-quality money market instruments.

PUTNAM VT NEW OPPORTUNITIES FUND Seeks long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above-average long-term growth potential.

PUTNAM VT NEW VALUE FUND Seeks long-term capital appreciation by investing primarily in common stocks that Putnam Management believes are undervalued at the time of purchase and have the potential for long-term capital appreciation.

PUTNAM VT OTC & EMERGING GROWTH FUND Seeks capital appreciation by investing primarily in common stocks that Putnam Managment believes have potential for capital appreciation significantly greater than that of market averages.

PUTNAM VT RESEARCH FUND Seeks capital appreciation by investing primarily in common stocks recommended by Putnam Management, as having the greatest potential for capital appreciation.

PUTNAM VT U.S. GOVERNMENT AND HIGH QUALITY BOND FUND Seeks current income consistent with preservation of capital by investing primarily in securities issued or

                            9     - PROSPECTUS
guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and in other debt obligations rated at least A by a nationally recognized securities rating agency such as Standard & Poor's or Moody's Investor Service, Inc. or, if not rated, determined by Putnam Management to be of comparable quality.

PUTNAM VT UTILITIES GROWTH AND INCOME FUND Seeks capital growth and current income by concentrating its investments in debt and equity securities issued by companies in the public utilities industries.

PUTNAM VT VISTA FUND Seeks capital appreciation by investing in a diversified portfolio of common stocks which Putnam Management believes have the potential for above-average capital appreciation.

PUTNAM VT VOYAGER FUND Seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.

Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Research Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, and Putnam VT Voyager Fund are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other funds managed by Putnam Management may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

The Funds are available only to serve as the underlying investment for variable annuity and variable life policies. A full description of the Funds, their investment objectives, policies and restrictions, risks, charges and expenses and other aspects of their operation are contained in the accompanying Fund's prospectuses, which should be read in conjunction with this Prospectus before investing, and in the Funds Statement of Additional Information which may be ordered without charge from Putnam Investor Services, Inc.

It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the Funds simultaneously. Although Hartford and the Funds do not currently foresee any such disadvantages either to variable annuity contract owners or to variable life insurance policy owners, the Trust's Board of Trustees intends to monitor events in order to identify any material conflicts between such contract owners and policy owners and to determine what action, if any, should be taken in response thereto. If the Fund's Board of Trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable life policy owners and the variable annuity contract owners would not bear any expenses attendant upon establishment of such separate funds.

INVESTMENT ADVISER
Putnam Management, One Post Office Square, Boston, MA 02109, serves as the investment manager for the Funds. An affiliate, Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary policies. Putnam Management and its affiliates are wholly-owned subsidiaries of Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

Subject to the general oversight of the Trust's Board of Trustees, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectuses for a more complete description of Putnam Management and the respective fees of the Funds.

                            10    - PROSPECTUS

THE POLICY
      -------------------------------------------------------------------

APPLICATION FOR A POLICY
Individuals wishing to purchase a Policy must submit an application to Hartford. A Policy will be issued only on the lives of Insureds age 90 and under who supply evidence of insurability satisfactory to Hartford. Acceptance is subject to Hartford's underwriting rules, and Hartford reserves the right to reject an application for any reason. IF AN APPLICATION FOR A POLICY IS REJECTED, THEN YOUR INITIAL PREMIUM WILL BE RETURNED ALONG WITH AN ADDITIONAL AMOUNT FOR INTEREST, BASED ON THE CURRENT RATE BEING CREDITED BY HARTFORD. No change in the terms or conditions of a Policy will be made without the consent of the Policy Owner.

The Policy will be effective on the Policy Date only after Hartford has received all outstanding delivery requirements and received the initial premium. The Policy Date is the date used to determine all future cyclical transactions on the Policy, e.g., Monthly Activity Date, Policy Months and Policy Years. The Policy Date may be prior to, or the same as, the date the Policy is issued ("Issue Date").

If the Coverage Amount is over the current limits established by Hartford, the initial payment will not be accepted with the application. In other cases where Hartford receives the initial payment with the application, Hartford will provide fixed conditional insurance during underwriting according to the terms of a conditional receipt. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, on Policy delivery Hartford will require a sufficient payment to place the insurance in force.

PREMIUMS
The Policy permits the Policy Owner to pay a large single premium and, subject to restrictions, additional premiums. The Policy Owner may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount). Under current underwriting rules, which are subject to change, applicants between ages 35 and 80 may be eligible for simplified underwriting without a medical examination if they meet simplified underwriting standards as evidenced in their responses in the application. For applicants who are below age 35 or above age 80, or who do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines.

Additional premiums are allowed if they do not cause the Policy to fail to meet the definition of a life insurance Policy under Section 7702 of the Code. The amount and frequency of additional premium payments will affect the Cash Value and the amount and duration of insurance. Hartford may require evidence of insurability for any additional premiums which increase the Coverage Amount. Generally, the minimum initial premium Hartford will accept is $10,000. Hartford may accept less than $10,000 under certain circumstances. Premium which does not meet the tax qualification guidelines for life insurance under the Code will not be applied to the Policy.

ALLOCATION OF PREMIUMS
Within three business days of receipt of a completed application and the initial premium at Hartford's Home Office, Hartford will allocate the entire premium to the Putnam Money Market Sub-Account. After the expiration of the right to cancel period, the Account Value in the Putnam Money Market Sub-Account will be allocated among the Funds, in whole percentages, to purchase Accumulation Units in the applicable Sub-Accounts as the Policy Owner directs in the application. Premiums received on or after the expiration of the right to cancel period will be allocated among the Sub-Accounts to purchase Accumulation Units in such Sub-Accounts as directed by the Policy Owner or, in the absence of directions, as specified in the original application. The number of Accumulation Units in each Sub-Account to be credited to a Policy (including the initial allocation to the Putnam Money Market Sub-Account) is determined first by multiplying the premium by the percentage to be allocated to each Fund to determine the portion to be invested in the Sub-Account. Each portion to be invested in each Sub-Account is then divided by the Accumulation Unit Value of that particular Sub-Account next computed after receipt of the premium payment.

ACCUMULATION UNIT VALUES
The Accumulation Unit Value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the Accumulation Unit Value of the particular Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each Sub-Account is the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share dividends or capital gains by that Fund if the ex-dividend date occurs in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period. Refer to the Funds' prospectuses accompanying this Prospectus for a description of how the assets of each Fund are valued, since such determination has a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a Policy. See also, "Policy Benefits and Rights - Account Value," page 15.

All valuations in connection with a Policy, e.g., with respect to determining Account Value and Cash Surrender Value and in connection with Policy Loans, or calculation of Death Benefits, or with respect to determining the number of

                            11    - PROSPECTUS

Accumulation Units to be credited to a Policy with each premium, other than the initial premium, will be made on the date the request or payment is received by Hartford at its Home Office if such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

DEDUCTIONS AND CHARGES
      -------------------------------------------------------------------

The deduction or charges associated with this Policy are subtracted, depending on the type of deduction or charge, from Premium payments as they are made, upon surrender or partial surrender of the Policy, on the Policy Anniversary Date or on a monthly pro rated basis from each Sub-Account ("Deduction Amount").

Deductions are taken from Premium payments before allocations to the Sub-Accounts are made. Monthly Deduction Amounts are subtracted on the Policy Date and on each Monthly Activity Date after the Policy Date to cover charges and expenses incurred in connection with a Policy. Each Deduction Amount will be subtracted pro rata from each

Sub-Account such that the proportion of Account Value of the Policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the Policy may lapse. See "Policy Benefits and Rights - Lapse and Reinstatement," page 17.

The Policy Owner may elect one of two options offered by Hartford to pay the Mortality and Expense Risk charge, the Tax Expense charge and any Unamortized Tax charge. Once selected, the option may not be changed. Option 2 may not be available in all states.

The following chart illustrates the charges and deductions associated with this Policy. For a more detailed discussion see the descriptions below:

  Deduction or Charge        Deducted from All Policies            When Deduction is made                 Amount Deducted
 ----------------------------------------------------------------------------------------------------------------------------------
 Cost of Insurance       Yes                                 Monthly                             Individualized depending on age,
                                                                                                 sex and other factors
 ----------------------------------------------------------------------------------------------------------------------------------
 Administrative Charge   Yes                                 Monthly                             .40% of amounts allocated to the
                                                                                                 Separate Account
 ----------------------------------------------------------------------------------------------------------------------------------
 Annual Maintenance Fee  Only Policies with an Account       On the Policy Anniversary Date or   $30.00
                         Value of less than $50,000 on the   upon surrender of the Policy
                         Policy Anniversary Date or date of
                         surrender
 ----------------------------------------------------------------------------------------------------------------------------------
 Surrender Charge        Yes                                 Upon surrender or partial           A percentage of the amount
                                                             surrender of the Policy             surrendered, depending on the
                                                                                                 Policy Year, which is attributable
                                                                                                 to premiums paid
 ----------------------------------------------------------------------------------------------------------------------------------
 Tax Expense Charge      Yes                                 Under Option 1: Monthly             Under Option 1: .40% of Account
                                                                                                 Value for Policy Years 1-10
                                                             Under Option 2: Receipt of premium  Under Option 2: 4% of each premium
                                                             payment                             payment in all Policy Years
 ----------------------------------------------------------------------------------------------------------------------------------
 Mortality and Expense   Yes                                 Monthly                             Under Option 1: .90% of Account
 Risk Charge                                                                                     Value in Policy Years 1-10 and
                                                                                                 .50% for Policy Years 11 and
                                                                                                 beyond.
                                                                                                 Under Option 2: .65% of Account
                                                                                                 Value in Policy Years 1-10 and
                                                                                                 .50% for Policy years 11 and
                                                                                                 beyond
 ----------------------------------------------------------------------------------------------------------------------------------
 Unamortized Tax Charge  No, only under Option 1             Upon surrender or partial           A percentage of the Account Value
                                                             surrender of the Policy             depending on the Policy Year the
                                                                                                 surrender takes place.
 ----------------------------------------------------------------------------------------------------------------------------------

COST OF INSURANCE CHARGE
The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid at issue. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. This charge is a guaranteed maximum monthly rate multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date.

                            12    - PROSPECTUS

For Policies eligible for simplified underwriting, standard risks have a guaranteed cost of insurance of 125% of the 1980 Commissioners Standard Ordinary Smoker/Non-Smoker Mortality Table through age 90, grading down to 100% of the 1980 Commissioners Standard Ordinary Smoker/Non-Smoker Mortality Table at age 100 (age last birthday). For Policies not eligible for simplified underwriting, standard risks have a guaranteed cost of insurance of 100% of the 1980 Commissioners Standard Ordinary Smoker/Non-Smoker Mortality Table. (Unisex rates may be required in some states.) A table of guaranteed cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. Substandard risks and Policies issued employing simplified underwriting procedures will be charged at a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Smoker/Non-Smoker Mortality Table (age last birthday). The multiple will be based on the Insured's substandard rating.

The Coverage Amount is first set on the Policy Date and then on each Monthly Activity Date. On such days, it is the Face Amount less the Account Value subject to a Minimum Coverage Amount. The Coverage Amount remains level between the Monthly Activity Dates. The Coverage Amount may be adjusted to continue to qualify the Policies as life insurance Policies under the current federal tax law. Under that law, the Minimum Coverage Amount is a stated percentage of the Account Value of the Policy determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.

EXAMPLE:

Face Amount = $100,000
Account Value on the Monthly Activity Date = $70,000
Insured's attained age = 60
Minimum Coverage Amount percentage for age 60 = 30%

On the Monthly Activity Date, the Coverage Amount is $30,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($70,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $21,000 (30% of $70,000). Since $21,000 is less than the Face Amount less the Account Value ($30,000), no adjustment is necessary. Therefore, the Coverage Amount will be $30,000.

Assume that the Account Value in the above example was $90,000. The Minimum Coverage Amount would be $27,000 (30% of $90,000). Since this is greater than the Face Amount less the Account Value ($10,000), the Coverage Amount for the Policy Month is $27,000. (For an explanation of the Death Benefit, see "Policy Benefits and Rights - Death Benefit," page 15.)

Because the Account Value and, as a result, the Coverage Amount under a Policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

ADMINISTRATIVE CHARGE
Hartford will deduct monthly from the Account Value attributable to the Separate Account an administrative charge equal to an annual rate of 0.40%. This charge compensates Hartford for administrative expenses incurred in the administration of the Separate Account and the Policies.

ANNUAL MAINTENANCE FEE
If the Account Value on a Policy Anniversary or on the date the Policy is surrendered is less than $50,000, Hartford will deduct on such date an annual maintenance fee of $30. This fee will help reimburse Hartford for administrative and maintenance costs of the Policies. The sum of the monthly administrative charges and the annual maintenance fee will not exceed the cost Hartford incurs in providing administrative services under the Policies. Hartford reserves the right to waive the Annual Maintenance Fee under certain conditions.

SURRENDER CHARGE
Upon surrender of the Policy or partial surrenders in excess of the Annual Withdrawal Amount, a Surrender Charge may be assessed. In Policy Years 1 through 3, this charge is 7.5% of surrendered Account Value attributable to premiums paid. In Policy Years 4 through 5, this charge is 6%. In Policy Years 6 through 7, this charge is 4%. In Policy Years 8 through 9, this charge is 2%. After the ninth Policy Year, there is no charge.

In determining the Surrender Charge and any Unamortized Tax charge discussed below, any surrender or partial surrender during the first ten Policy Years will be deemed first from premiums paid and then from earnings. If an amount equal to all premiums paid has been withdrawn, no charge will be assessed on a surrender of the remaining Account Value.

The Surrender Charge is imposed to cover a portion of the sales expense incurred by Hartford in distributing the Policies. This expense includes agents commissions, advertising and the printing of prospectuses. See "Policy Benefits and Rights - Amount Payable on Surrender of the Policy," page 17.

POLICY OWNER OPTIONS
In addition to the deductions and charges described above, the Policy Owner, at the time the Policy is issued, will elect one of two options described below to pay charges relating to

                            13    - PROSPECTUS
certain taxes and mortality and expense risk charges. The option selected by the Policy Owner may affect Policy Value.

  OPTION 1: ASSET-BASED CHARGES: Under this payment option, the Policy Owner will pay:
MORTALITY AND EXPENSE RISK CHARGE: Hartford will deduct monthly from the Account Value attributable to the Separate Account for Policy Years 1 through 10 a charge equal to an annual rate of 0.90% for the mortality risks and expense risks Hartford assumes in relation to the variable portion of the Policies. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50% for the mortality risks and expense risks Hartford assumes in relation to the variable portion of the Policies. The mortality risk assumed is that the cost of insurance charges specified in the Policy will be insufficient to meet claims. Hartford also assumes a risk that the Face Amount (the minimum Death Benefit) will exceed the Coverage Amount on the date of death plus the Account Value on the date Hartford receives written notice of death. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policy. Hartford may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost it incurs in distributing the Policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the Policy is in force, including the duration of a payment option.

TAX EXPENSE CHARGE: Hartford will deduct monthly from the Account Value a charge equal to an annual rate of 0.40% for the first ten Policy Years. This charge compensates Hartford for premium taxes imposed by various states and local jurisdictions and for the cost of the capitalization of certain policy acquisition expenses under Section 848 of the Code. The charge includes a premium tax deduction of 0.25% and Section 848 cost of 0.15%. The 0.25% premium tax deduction over ten Policy Years approximates Hartford's average expenses for state and local premium taxes (2.5%). Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, Hartford does not expect to make a profit from this deduction. The 0.15% charge helps reimburse Hartford for approximate expenses incurred under
Section 848 of the Code. The federal tax deduction is a factor Hartford must use when computing the maximum sales load chargeable under Securities and Exchange Commission rules.

UNAMORTIZED TAX CHARGE: Under this option, during the first nine Policy Years, an Unamortized Tax charge will be imposed on surrender or partial surrenders. The Unamortized Tax charge is shown below, as a percentage of Account Value, at the end of each Policy Year:

               Policy
               Year            Rate
               ---------------------
               1               2.25%
               ---------------------
               2               2.00%
               ---------------------
               3               1.75%
               ---------------------
               4               1.50%
               ---------------------
               5               1.25%
               ---------------------
               6               1.00%
               ---------------------
               7               0.75%
               ---------------------
               8               0.50%
               ---------------------
               9               0.25%
               ---------------------
               10+             0.00%
               ---------------------

After the ninth Policy Year, no Unamortized Tax charge will be imposed.

  OPTION 2: FRONTED CHARGES: Under this option, the Policy Owner will pay:

MORTALITY AND EXPENSE RISK CHARGE: In Policy Years 1 through 10, Hartford will deduct monthly from the Account Value attributable to the Separate Account a charge equal to an annual rate of 0.65% for the mortality risks and expense risks Hartford assumes in relation to the variable portion of the Policies. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality risk assumed is that the cost of insurance charges specified in the Policy will be insufficient to meet claims. Hartford also assumes a risk that the Face Amount (the minimum Death Benefit) will exceed the Coverage Amount on the date of death plus the Account Value on the date Hartford receives written notice of death. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policy. Hartford may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost it incurs in distributing the Policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the Policy is in force, including the duration of a payment option.

TAX EXPENSE CHARGE: Hartford will deduct from Premium payments a tax expense charge equal to an annual rate of 4.0% for all Policy Years. This charge compensates Hartford for premium taxes imposed by various states and local jurisdictions and for the cost of capitalization of certain policy acquisition expenses under Section 848 of the Code. The charge includes a premium tax deduction of 2.5% and a Section 848 cost of 1.5%. The premium tax deduction approximates Hartford's average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to

                            14    - PROSPECTUS
more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, Hartford does not expect to make a profit from this deduction. The 0.15% charge helps reimburse Hartford for approximate expenses incurred under
Section 848 of the Code. The federal tax deduction is a factor Hartford must use when computing the maximum sales load chargeable under Securities and Exchange Commission rules.

This Option may not be available in all states.

OTHER DEDUCTIONS OR CHARGES
CHARGES AGAINST THE FUNDS The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds? prospectuses accompanying this Prospectus.

TAXES CHARGED AGAINST THE SEPARATE ACCOUNT Currently, no charge is made to the Separate Account for federal income taxes that may be attributable to the Separate Account. Hartford may, however, make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

POLICY BENEFITS AND RIGHTS
      -------------------------------------------------------------------

DEATH BENEFIT
While in force, the Policy provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Policy dies. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding. The Death Benefit equals the greater of (1) the Face Amount or (2) the Account Value multiplied by a specified percentage. The percentages vary according to the attained age of the Insured and are specified in the Policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit, but never below the Face Amount.
EXAMPLES:

                       A           B
-----------------------------------------
Face Amount:       $ 100,000   $ 100,000
-----------------------------------------
Insured's Age:            40          40
-----------------------------------------
Account Value on
 Date of Death:       46,500      34,000
-----------------------------------------
Specified
 Percentage              250 %       250 %
-----------------------------------------

In Example A, the Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding loans, constitutes the Death Proceeds which Hartford would pay to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

All or part of the Death Proceeds may be paid in cash or applied under a "Payment Option." See "Other Matters - Settlement Provisions," page 19.

ACCOUNT VALUE
The Account Value of a Policy will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Funds, the value of the Loan Account and the monthly Deduction Amounts. There is no minimum guaranteed Account Value.

The Account Value of a particular Policy is related to the net asset value of the Funds to which premiums on the Policy have been allocated. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units credited to the Policy in each Sub-Account as of the Valuation Day by the Accumulation Unit Value of that Sub-Account, and then summing the result for all the Sub-Accounts credited to the Policy and the value of the Loan Account. See "The Policy - Accumulation Unit Values," page 11.

TRANSFER OF ACCOUNT VALUE
While the Policy remains in force, and subject to Hartford's transfer rules then in effect, the Policy Owner may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts. Hartford reserves the right to restrict the number of such transfers to no more than 12 per Policy Year, with no two transfers being made on consecutive Valuation Days. However, there are no restrictions on the number of transfers at the present time. Transfers may be made by written request or by calling toll free 1-800-231-5453. Transfers by telephone may be made by the agent of record or by the attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be

                            15    - PROSPECTUS
permitted in some states. The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. Hartford will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, Hartford may be liable for any losses due to unauthorized or fraudulent instructions. The procedures Hartford follows for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions by telephone are tape recorded. HARTFORD WILL SEND THE POLICY OWNER A CONFIRMATION OF THE TRANSFER WITHIN FIVE DAYS FROM THE DATE OF ANY INSTRUCTION. IT IS THE RESPONSIBILITY OF THE POLICY OWNER TO VERIFY THE ACCURACY OF ALL CONFIRMATIONS OF TRANSFERS AND TO PROMPTLY ADVISE HARTFORD OF ANY INACCURACIES WITHIN 30 DAYS.

Hartford may modify the right to reallocate Account Value among the Sub-Accounts if Hartford determines, in its sole discretion, that the exercise of that right by one or more Policy Owners is, or would be, to the disadvantage of other Policy Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts and could include, but not be limited to, the requirement of a minimum period between each transfer, not accepting transfer requests of an agent acting under the power of attorney on behalf of more than one Policy Owner, or limiting the dollar amount that may be transferred among the Sub-Accounts at one time. These restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right that Hartford considers to be disadvantageous to other Policy Owners.

As a result of a transfer, the number of Accumulation Units credited to the Sub-Account from which the transfer is made will be reduced by the number obtained by dividing the amount transferred by the Accumulation Unit Value of that Sub-Account on the Valuation Day Hartford receives the transfer request. The number of Accumulation Units credited to the Sub-Account to which the transfer is made will be increased by the number obtained by dividing the amount transferred by the Accumulation Unit Value of that Sub-Account on the Valuation Day Hartford receives the transfer request.

POLICY LOANS
While the Policy is in effect, a Policy Owner may obtain, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), one or both of two types of cash loans from Hartford. Both types of loans are secured by the Policy. The aggregate loans (including the currently applied for loan) may not exceed at the time a loan is requested 90% of the Cash Value.

The loan amount will be transferred pro rata from each Sub-Account attributable to the Policy (unless the Policy Owner specifies otherwise) to the Loan Account. The amounts allocated to the Loan Account will earn interest at a rate of 4% per annum (6% for "Preferred Loans"). The amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the Policy is considered a "Preferred Loan." For exchanges which take place according to Code Section 1035(a) that have an outstanding loan at the time of transfer, the difference between the Account Value and the total of all premiums paid under the Policy is considered a Preferred Loan. The loan interest rate that Hartford will charge on all loans is 6% per annum. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date. The proceeds of a loan will be delivered to the Policy Owner within seven business days of Hartford?s receipt of the loan request.

If the aggregate outstanding loan(s) secured by the Policy exceeds the Account Value of the Policy less any Surrender Charges and due and unpaid Deduction Amount, Hartford will give written notice to the Policy Owner that, unless Hartford receives an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the Policy, the Policy may lapse.

All or any part of any loan secured by a Policy may be repaid while the Policy is still in effect. When loan repayments or interest payments are made, they will be allocated among the Sub-Account(s) in the same percentage as premiums are allocated (unless the Policy Owner requests a different allocation) and an amount equal to the payment will be deducted from the Loan Account. Any outstanding loan at the end of a grace period must be repaid before the Policy will be reinstated. See "Policy Benefits and Rights - Lapse and Reinstatement," page 17.

A loan, whether or not repaid, will have a permanent effect on the Account Value because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, a Policy Owner's Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the interest rate for amounts held in the Loan Account, the Policy Owner's Account Value will be greater than it would have been had no loan been made. Also, if not repaid, the aggregate outstanding loan(s) will reduce the Death Proceeds and Cash Surrender Value otherwise payable.

                            16    - PROSPECTUS

AMOUNT PAYABLE ON SURRENDER OF THE POLICY
While the Policy is in force, a Policy Owner may elect, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), to fully surrender the Policy. Upon surrender, the Policy Owner will receive the Cash Surrender Value determined as of the day Hartford receives the Policy Owner's written request or the date requested by the Policy Owner whichever is later. The Cash Surrender Value equals the Account Value less any Surrender Charges and Unamortized Tax charge and all Indebtedness. Hartford will pay the Cash Surrender Value of the Policy within seven days of receipt by Hartford of the written request or on the effective surrender date requested by the Policy Owner, whichever is later. The Policy will terminate on the date of receipt of the written request, or the date the Policy Owner requests the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering the Policy, see "Federal Tax Considerations," page 25.

If the Policy Owner chooses to apply the surrender proceeds to a payment option (see "Other Matters - Settlement Provisions," page 19), the Surrender Charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the Surrender Charge. However, any Unamortized Tax charge, if applicable, will be deducted from the surrender proceeds to be applied. In addition, any amounts withdrawn from payment Option 1, Option 5 or Option 6 will be subject to any applicable Surrender Charge.

PARTIAL SURRENDERS
While the Policy is in force, a Policy Owner may elect, by written request, to make partial surrenders from the Cash Surrender Value. The Cash Surrender Value, after a partial surrender, must at least equal Hartford's minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial withdrawal will be deducted pro rata from each Sub-Account, unless the Policy Owner instructs otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial withdrawal. Partial surrenders in excess of the Annual Withdrawal Amount will be subject to the Surrender Charge and any Unamortized Tax charges. See "Deductions and Charges - Surrender Charge," page 13. For a discussion of the tax consequences of partial surrenders, see "Federal Tax Considerations," page 25.

BENEFITS AT MATURITY
If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the Policy to Hartford, Hartford will pay to the Policy Owner the Cash Surrender Value. In such case, the Policy will terminate and Hartford will have no further obligations under the Policy. (The Maturity Date may be extended by rider where approved, but see "Federal Tax Considerations - Income Taxation of Policy Benefits," page 26.)

LAPSE AND REINSTATEMENT
The Policy will remain in effect until the Cash Surrender Value is insufficient to cover a Deduction Amount due on a Monthly Activity Date. Hartford will notify the Policy Owner of the deficiency in writing and will provide a 61-day grace period to pay an amount sufficient to cover the Deduction Amount(s) due. The notice will indicate the amount that must be paid.

The Policy will continue through the grace period, but if no payment is forthcoming it will terminate at the end of the grace period. If the person insured under the Policy dies during the grace period, the Death Proceeds payable under the Policy will be reduced by the Deduction Amount(s) due and unpaid. See "Policy Benefits and Rights - Death Benefit," page 15.

If the Policy lapses, the Policy Owner may apply for reinstatement of the Policy by payment of the reinstatement premium and any applicable charges. A request for reinstatement may be made within five years of lapse. If a loan was outstanding at the time of lapse, Hartford will require repayment of the loan before permitting reinstatement. In addition, Hartford reserves the right to require evidence of insurability satisfactory to Hartford.

CANCELLATION AND EXCHANGE RIGHTS
A Policy Owner has a limited right to return a Policy for cancellation. If the Policy is returned, by mail or personal delivery to Hartford or to the agent who sold the Policy, to be cancelled within ten days after delivery of the Policy to the Policy Owner (a longer free-look period is provided in certain cases), Hartford will return to the Policy Owner within seven days the greater of premiums paid for the Policy less any Indebtedness or the sum of (1) the Account Value less Indebtedness on the date the returned Policy is received by Hartford or its agent and (2) any deductions under the Policy or by the Funds for taxes, charges or fees.

Once the Policy is in force, it may be exchanged during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance policy offered by Hartford (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new policy will have, at the election of the Policy Owner, either the same Coverage Amount under the exchanged Policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged Policy. If a Policy loan was outstanding, the entire loan must be repaid. There may be a cash adjustment required on the exchange.

SUSPENSION OF VALUATION, PAYMENTS AND TRANSFERS
Hartford will suspend all procedures requiring valuation (including transfers, surrenders and loans) on any day a national stock exchange is closed or trading is restricted due

                            17    - PROSPECTUS
to an existing emergency as defined by the Securities and Exchange Commission, or on any day the Securities and Exchange Commission has ordered that the right of surrender of the Policies be suspended for the protection of Policy Owners, until such condition has ended.

LAST SURVIVOR POLICIES
      -------------------------------------------------------------------

The Policies are offered on both a single life and a "last survivor" basis. Policies sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor version involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.

1. The cost of insurance charges under the last survivor policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Appendix A," page 31.

2. To qualify for simplified underwriting under a last survivor policy, both Insureds must meet the simplified underwriting standards.

3. For a last survivor policy to be reinstated, both Insureds must be alive on the date of reinstatement.

4. The Policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

5. Additional tax disclosures applicable to last survivor policies are provided in "Federal Tax Considerations," page 25.

OTHER MATTERS
      -------------------------------------------------------------------

VOTING RIGHTS
In accordance with its interpretation of presently applicable law, Hartford will vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions from Policy Owners (or the assignee of the Policy, as the case may be) having a voting interest in the Separate Account. The number of shares held in the Separate Account which are attributable to each Policy Owner is determined by dividing the Policy Owner's interest in each Sub-Account by the net asset value of the applicable shares of the Funds. Hartford will vote shares for which no instructions have been given and shares which are not attributable to Policy Owners (i.e., shares owned by Hartford) in the same proportion as it votes shares for which it has received instructions. However, if the Investment Company Act of 1940 or any rule promulgated thereunder should be amended, or if Hartford's present interpretation should change and, as a result, Hartford determines it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The voting interests of the Policy Owner (or the assignee) in the Funds will be determined as follows: Policy Owners may cast one vote for each full or fractional Accumulation Unit owned under the Policy and allocated to a Sub-Account the assets of which are invested in the particular Fund on the record date for the shareholder meeting for that Fund. If, however, a Policy Owner has taken a loan secured by the Policy, amounts transferred from the Sub-Account(s) to the Loan Account in connection with the loan (See "Policy Benefits and Rights - Policy Loans," page 16) will not be considered in determining the voting interests of the Policy Owner. Policy Owners should review the Funds prospectuses accompanying this Prospectus to determine matters on which shareholders may vote.

Hartford may, when required by state insurance regulatory authorities, disregard Policy Owners' voting instructions if such instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Funds or to approve or disapprove an investment advisory policy for the Funds.

In addition, Hartford itself may disregard Policy Owners' voting instructions in favor of changes initiated by a Policy Owner in the investment policy or the investment adviser of the Funds if Hartford reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities. If Hartford does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to Policy Owners.

                            18    - PROSPECTUS

STATEMENTS TO POLICY OWNERS
Hartford will maintain all records relating to the Separate Account and the Sub-Accounts. At least once each Policy Year, Hartford will send to Policy Owners a statement showing the Coverage Amount and the Account Value of the Policy (indicating the number of Accumulation Units credited to the Policy in each Sub-Account and the corresponding Accumulation Unit Value) and any outstanding loan secured by the Policy as of the date of the statement. The statement will also show premium paid, and Deduction Amounts under the Policy since the last statement, and any other information required by any applicable law or regulation.

LIMIT ON RIGHT TO CONTEST
Hartford may not contest the validity of the Policy after it has been in effect during the Insured's lifetime for two years from the Issue Date. If the Policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide in the two-year period, or such period as specified in state law, the benefit payable will be limited to the Account Value less any Indebtedness.

MISSTATEMENT AS TO AGE AND SEX
If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the Policy.

SETTLEMENT PROVISIONS
The surrender proceeds or Death Proceeds under the Policies may be paid in a lump sum or may be applied to one of Hartford's payment options. The minimum amount that may be applied under a payment option is $5,000 unless Hartford consents to a lesser amount. UNDER PAYMENT OPTIONS 2, 3 AND 4, NO SURRENDER OR PARTIAL SURRENDERS ARE PERMITTED AFTER PAYMENTS COMMENCE. FULL SURRENDER OR PARTIAL SURRENDERS MAY BE MADE FROM PAYMENT OPTIONS 1 OR 6, BUT THEY ARE SUBJECT TO THE SURRENDER CHARGE, IF APPLICABLE. ONLY A FULL SURRENDER IS ALLOWED FROM PAYMENT OPTION 5. A SURRENDER FROM PAYMENT OPTION 5 WILL ALSO BE SUBJECT TO THE SURRENDER CHARGE, IF APPLICABLE.

Hartford will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a payment option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.

The following options are available under the Policies
(Hartford may offer other payment options):

OPTION 1: INTEREST INCOME

This option offers payments of interest, at the rate Hartford declares, on the amount applied under this option. The interest rate will never be less than 3 1/2% per year.

OPTION 2: LIFE ANNUITY

A life annuity is an annuity payable during the lifetime of the payee and terminating with the last payment preceding the death of the payee. This option offers the largest payment amount of any of the life annuity options, since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a beneficiary.

It would be possible under this option for a payee to receive only one annuity payment if he died prior to the due date of the second annuity payment, two annuity payments if he died before the date of the third annuity payment, etc.

OPTION 3: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

This annuity option is an annuity payable monthly during the lifetime of the payee with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the payee, payments have been made for less than the minimum elected number of months, then the present value (as of the date of the payee's death) of any remaining guaranteed payments will be paid in one sum to the beneficiary or beneficiaries designated, unless other provisions have been made and approved by Hartford.

OPTION 4: JOINT AND LAST SURVIVOR ANNUITY

An annuity payable monthly during the joint lifetime of the payee and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor. Based on the options currently offered by Hartford, the payee may elect that the payment to the survivor be less than the payment made during the joint lifetime of the payee and a designated second person.

It would be possible under this option for a payee and designated second person to receive only one payment in the event of the common or simultaneous death of the parties prior to the due date for the second payment and so on.

OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD

An amount payable monthly for the number of years selected which may be from five to 30 years. Under this option, you may, at any time, request a full surrender and receive, within seven days, the termination value of the Policy as determined by Hartford.

In the event of the payee's death prior to the end of the designated period, the present value (as of the date of the payee's death) of any remaining guaranteed payments will be paid in one sum to the beneficiary or beneficiaries designated unless other provisions have been made and approved by Hartford.

Option 5 is an option that does not involve life contingencies.

OPTION 6: POLICY PROCEEDS SETTLEMENT OPTION

Proceeds from the Death Benefit left with Hartford. These proceeds will remain in the Sub-Accounts to which they were

                            19    - PROSPECTUS
allocated at the time of death unless the beneficiary elects to reallocate them. Full or partial surrenders may be made at any time.

VARIABLE AND FIXED ANNUITY PAYMENTS: When an Annuity is effected, unless otherwise specified, the surrender proceeds or Death Proceeds held in the Sub-Accounts will be applied to provide a variable annuity based on the pro rata amount in the various Sub-Accounts. Fixed annuities options are also available. YOU SHOULD CONSIDER WHETHER THE ALLOCATION OF PROCEEDS AMONG SUB-ACCOUNTS OF THE SEPARATE ACCOUNT FOR YOUR ANNUITY PAYMENTS ARE BASED ON THE INVESTMENT ALTERNATIVE BEST SUITED TO YOUR RETIREMENT NEEDS.

VARIABLE ANNUITY: The Policies contains tables indicating the minimum dollar amount of the first monthly payment under the optional variable forms of annuity for each $1,000 of value of a Sub-Account. The first monthly payment varies according to the form and type of variable payment annuity selected. The Policy contains variable payment annuity tables derived from the 1983(a) Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The total first monthly variable annuity payment is determined by multiplying the proceeds value (expressed in thousands of dollars) of a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Policy.

The amount of the first monthly variable annuity payment is divided by the value of an annuity unit (an accounting unit of measure used to calculate the value of annuity payments) for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due in order to determine the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period, and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.

LEVEL VARIABLE ANNUITY PAYMENTS WOULD BE PRODUCED IF THE INVESTMENT RATE REMAINED CONSTANT AND EQUAL TO THE A.I.R. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN RELATIVE TO THE A.I.R.

FIXED ANNUITY: Fixed annuity payments are determined by multiplying the amount applied to the annuity by a rate (to be determined by Hartford) which is no less than the rate specified in the fixed payment annuity tables in the Policy. The annuity payment will remain level for the duration of the annuity.

Hartford will make any other arrangements for income payments as may be agreed on.

BENEFICIARY
The applicant names the beneficiary in the application for the Policy. The Policy Owner may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to Hartford. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the Policy Owner if living; otherwise to the Policy Owner's estate.

ASSIGNMENT
The Policy may be assigned as collateral for a loan or other obligation. Hartford is not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment.

DIVIDENDS
No dividends will be paid under the Policies.

                            20    - PROSPECTUS

EXECUTIVE OFFICERS AND DIRECTORS
      -------------------------------------------------------------------

                                                                         OTHER BUSINESS PROFESSION,
                             POSITION WITH HARTFORD;                  VOCATION OR EMPLOYMENT FOR PAST
NAME; AGE                       YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
Wendell J. Bossen          Vice President, 1995**       Vice President (1992-Present), Hartford Life and Accident
64                                                      Insurance Company; Vice President (1992-Present), Hartford
                                                        Life Insurance Company; President (1992-Present),
                                                        International Corporate Marketing Group, Inc.

Gregory A. Boyko           Senior Vice President, 1997  Vice President & Controller (1995-1997), Hartford; Director
46                         Director, 1997*              (1997-Present); Senior Vice President, Chief Financial
                                                        Officer & Treasurer (1997-1998); Vice President & Controller
                                                        (1995-1997), Hartford Life and Accident Insurance Company;
                                                        Director (1997-Present); Senior Vice President, Chief
                                                        Financial Officer & Treasurer (1997-1998); Vice President
                                                        and Controller (1995-1997), Hartford Life Insurance Company;
                                                        Senior Vice President, Chief Financial Officer & Treasurer
                                                        (1997-Present), Hartford Life, Inc.; Chief Financial Officer
                                                        (1994-1995), IMG American Life; Senior Vice President
                                                        (1992-1994), Connecticut Mutual Life Insurance Company.

Peter W. Cummins           Senior Vice President, 1997  Vice President (1993-1997), Hartford; Senior Vice President,
60                                                      (1997-Present); Vice President (1989-1997), Hartford Life
                                                        and Accident Insurance Company; Senior Vice President
                                                        (1997-Present); Vice President (1989-1997); Senior Vice
                                                        President (1997-Present); Vice President (1989-1997),
                                                        Hartford Life Insurance Company.

Ann M. de Raismes          Senior Vice President, 1997  Vice President (1994-1997), Hartford; Senior Vice President
47                         Director of Human            (1997-Present); Vice President (1994-1997); Assistant Vice
                           Resources, 1994              President (1992-1994); Director of Human Resources
                                                        (1991-Present), Hartford Life and Accident Insurance
                                                        Company; Senior Vice President (1997-Present); Vice
                                                        President (1994-1997); Assistant Vice President (1992-1994);
                                                        Director of Human Resources (1991-Present), Hartford Life
                                                        Insurance Company; Vice President, Human Resources
                                                        (1997-Present), Hartford Life, Inc.

James R. Dooley            Vice President, 1993         Director, Information Services (1973-1997), Hartford Life
61                                                      Insurance Company.

Timothy M. Fitch           Vice President, 1995         Vice President (1995-Present); Actuary (1994-Present);
45                         Actuary, 1997                Assistant Vice President (1992-1995), Hartford Life and
                                                        Accident Insurance Company; Vice President (1995-Present);
                                                        Actuary (1994-Present); Assistant Vice President
                                                        (1992-1995), Hartford Life Insurance Company.

David T. Foy               Senior Vice President and    Assistant Vice President (1995-1998), Hartford; Vice
31                         Treasurer, 1998              President (1998), Assistant Vice President (1995-1998),
                                                        Hartford Life Insurance Company.

J. Richard Garrett         Vice President, 1994         Treasurer (1994-1997), Hartford; Vice President
53                         Assistant Treasurer, 1997    (1993-Present); Assistant Treasurer (1997-Present);
                                                        Treasurer (1984-1997), Hartford Life and Accident Insurance
                                                        Company; Vice President, (1993-Present); Assistant Treasurer
                                                        (1997-Present); Treasurer (1986-1997), Hartford Life
                                                        Insurance Company; Vice President (1997-Present), Hartford
                                                        Life, Inc.

                            21    - PROSPECTUS

                                                                         OTHER BUSINESS PROFESSION,
                             POSITION WITH HARTFORD;                  VOCATION OR EMPLOYMENT FOR PAST
NAME; AGE                       YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
Donald J. Gillette         Vice President, 1997         Assistant Vice President (1995-1997), Hartford; Assistant
52                                                      Vice President (1995-1997), Hartford Life and Accident
                                                        Insurance Company; Assistant Vice President (1995-Present),
                                                        Hartford Life Insurance Company.

William A. Godfrey, III    Senior Vice President, 1997  Senior Vice President (1997- Present), Hartford; Senior Vice
41                                                      President (1997-Present), Hartford Life and Accident
                                                        Insurance Company; Vice President Information Technology
                                                        (1997-Present), Hartford Life, Inc.

Lynda Godkin               Senior Vice President, 1997  Assistant General Counsel and Secretary (1994-1995),
44                         General Counsel, 1996        Hartford; Director (1997-Present); Senior Vice President
                           Corporate Secretary, 1996    (1997-Present); General Counsel (1996-Present); Corporate
                           Director, 1997*              Secretary (1995-Present); Associate General Counsel
                                                        (1995-1996); Assistant General Counsel and Secretary
                                                        (1994-1995); Counsel (1990-1994), Hartford Life and Accident
                                                        Insurance Company; Senior Vice President (1997-Present);
                                                        General Counsel (1996-Present); Corporate Secretary
                                                        (1995-Present); Director (1997-Present); Associate General
                                                        Counsel (1995-1996); Assistant General Counsel and Secretary
                                                        (1994-1995); Counsel (1990-1994), Hartford Life Insurance
                                                        Company; Vice President and General Counsel (1997-Present),
                                                        Hartford Life, Inc.

Lois W. Grady              Senior Vice President, 1998  Vice President (1994-1998), Hartford; Senior Vice President
53                         Vice President, 1994         (1998-Present); Vice President (1993-1997); Assistant Vice
                                                        President (1987-1993), Hartford Life and Accident Insurance
                                                        Company; Senior Vice President (1998-Present); Vice
                                                        President (1994-1997); Assistant Vice President (1987-1994),
                                                        Hartford Life Insurance Company.

Christopher Graham         Vice President, 1997
47

Mark E. Hunt               Vice President, 1998         Assistant Vice President (1997-1998), Hartford; Vice
37                                                      President (1998-Present), Hartford Life and Accident
                                                        Insurance Company.

Stephen T. Joyce           Vice President, 1997         Assistant Vice President (1995-1997), Hartford; Assistant
39                                                      Vice President (1994-1997), Hartford Life and Accident
                                                        Insurance Company; Vice President (1997-Present); Assistant
                                                        Vice President (1994-1997), Hartford Life Insurance Company.

Michael D. Keeler          Vice President, 1998         Vice President (1998-Present); Hartford Life and Accident
37                                                      Insurance Company.

Robert A. Kerzner          Senior Vice President, 1998  Senior Vice President (1998-Present); Vice President
46                         Vice President, 1997         (1994-1998), Hartford; Senior Vice President (1998-Present);
                                                        Vice President (1994-1997); Regional Vice President
                                                        (1991-1994), Hartford Life Insurance Company.

David N. Levenson          Vice President, 1998         Assistant Vice President (1997-1998), Hartford.
31

                            22    - PROSPECTUS

                                                                         OTHER BUSINESS PROFESSION,
                             POSITION WITH HARTFORD;                  VOCATION OR EMPLOYMENT FOR PAST
NAME; AGE                       YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
William B. Malchodi, Jr.   Vice President, 1994         Vice President (1994-Present); Director of Taxes
50                                                      (1992-1998), Hartford Life and Accident Insurance Company;
                                                        Vice President (1994-Present); Director of Taxes
                                                        (1991-1998), Hartford Life Insurance Company.

Thomas M. Marra            Executive Vice President,    Senior Vice President (1993-1996); Director of Individual
39                         1996                         Annuities (1991-1993), Hartford; Director (1994-Present);
                           Director, Individual Life    Executive Vice President (1995-Present); Director,
                           and Annuity Division, 1993   Individual Life and Annuity Division (1994-Present); Senior
                           Director, 1994*              Vice President (1994-1995); Vice President (1989-1994);
                                                        Actuary (1987-1997), Hartford Life and Accident Insurance
                                                        Company; Director (1994-Present); Executive Vice President
                                                        (1995-Present); Director, Individual Life and Annuity
                                                        Division (1994-Present); Senior Vice President (1994-1995);
                                                        Vice President (1989-1994); Actuary (1987-1995), Hartford
                                                        Life Insurance Company; Executive Vice President, Individual
                                                        Life and Annuities (1997-Present), Hartford Life, Inc.

Steven L. Matthieson       Vice President, 1984         Director of New Business (1984-1997), Hartford.
53

C. Michael O'Halloran      Vice President, 1997         Vice President (1997-Present), Hartford Life and Accident
51                                                      Insurance Company; Vice President (1997-Present), Hartford
                                                        Life Insurance Company; Corporate Secretary (1997-Present),
                                                        Hartford Life, Inc.; Senior Associate General Counsel
                                                        (1988-Present), Director of Corporate Law (1994-Present),
                                                        The Hartford Financial Services Group.

Craig R. Raymond           Senior Vice President, 1997  Vice President (1993-1997); Assistant Vice President
37                         Chief Actuary, 1994          (1992-1993); Actuary (1989-1994), Hartford; Senior Vice
                                                        President (1997-Present); Chief Actuary (1995-Present); Vice
                                                        President (1993-1997); Actuary (1990-1995), Hartford Life
                                                        and Accident Insurance Company; Senior Vice President
                                                        (1997-Present); Chief Actuary (1994-Present); Vice President
                                                        (1993-1997); Assistant Vice President (1992-1993); Actuary
                                                        (1989-1994), Hartford Life Insurance Company; Vice President
                                                        and Chief Actuary (1997-Present), Hartford Life, Inc.

David T. Schrandt          Vice President, 1987         Treasurer (1987-1997); Controller (1987-1997), Hartford.
50

Lowndes A. Smith           President, 1989              Chief Operating Officer (1989-1997), Hartford; Director
58                         Chief Executive Officer,     (1981-Present); President (1989-Present); Chief Executive
                           1997                         Officer (1997-Present); Chief Operating Officer (1989-1997),
                           Director, 1985*              Hartford Life and Accident Insurance Company; Director
                                                        (1981-Present); President (1989-Present), Chief Executive
                                                        Officer (1997-Present); Chief Operating Officer (1989-1997),
                                                        Hartford Life Insurance Company; Chief Executive Officer and
                                                        President and Director (1997-Present), Hartford Life, Inc.

                            23    - PROSPECTUS

                                                                         OTHER BUSINESS PROFESSION,
                             POSITION WITH HARTFORD;                  VOCATION OR EMPLOYMENT FOR PAST
NAME; AGE                       YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
Raymond P. Welnicki        Senior Vice President &      Vice President (1993-1994), Hartford; Director
49                         Director, Employee           (1994-Present); Senior Vice President (1995-Present);
                           Benefit Division, 1994       Director, Employee Benefit Division (1997-Present); Vice
                           Director, 1994*              President (1993-1995), Hartford Life and Accident Insurance
                                                        Company; Senior Vice President, Employee Benefits
                                                        (1997-Present), Hartford Life, Inc.; Board of Directors,
                                                        Ethix Corp.

Walter C. Welsh            Senior Vice President, 1997  Senior Vice President (1997-Present); Vice President
51                                                      (1994-1997); Assistant Vice President (1992-1995), Hartford
                                                        Life and Accident Insurance Company; Senior Vice President
                                                        (1997-Present); Vice President (1995-1997); Assistant Vice
                                                        President (1992-1995), Hartford Life Insurance Company; Vice
                                                        President, Government Affairs (1997-Present), Hartford Life,
                                                        Inc.

Lizabeth H. Zlatkus        Senior Vice President, 1997  Vice President (1994-1997); Assistant Vice President
39                         Director, 1994*              (1992-1994), Hartford; Director (1994-Present); Senior Vice
                                                        President (1997-Present); Vice President (1994-1997);
                                                        Assistant Vice President (1992-1994), Hartford Life and
                                                        Accident Insurance Company; Vice President, Group Life and
                                                        Disability (1997-Present), Hartford Life, Inc.

David M. Znamierowski      Senior Vice President, 1997  Director (1998-Present); Senior Vice President
38                         Director, 1998               (1997-Present), Hartford Life and Accident Insurance
                                                        Company; Director (1998-Present); Senior Vice President
                                                        (1997-Present); Director, Risk Management Strategy
                                                        (1996-Present); Vice President (1997), Hartford Life
                                                        Insurance Company; Vice President, Investment Strategy
                                                        (1997-Present), Hartford Life, Inc.; Vice President,
                                                        Investment Strategy & Policy, Aetna Life and Casualty
                                                        Company.

Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.
------------------------
 * Denotes date of election to Board of Directors of Hartford.
** Affiliated Company of The Hartford Financial Services Group, Inc.

                            24    - PROSPECTUS

DISTRIBUTION OF THE POLICIES
      -------------------------------------------------------------------

Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent, registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance policies under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. Both HESCO and HSD are affiliates of Hartford Life Insurance Company. Hartford's parent company indirectly owns 100% of HSD and HESCO. The principal business address of HESCO and HSD is the same as that of Hartford.

The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 6.0% of initial and subsequent premiums. Additional annual compensation of no more than 0.75% of Account Value may be paid.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

Hartford may provide information on various topics to Policy Owners and prospective Policy Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and variable annuities and other investment alternatives, including comparisons between the Policies and the characteristics of and market for such alternatives.

SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS
      -------------------------------------------------------------------

The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond issued by Aetna Casualty and Surety Company, in the aggregate of $50 million, covering all of the officers and employees of Hartford.

FEDERAL TAX CONSIDERATIONS
      -------------------------------------------------------------------

GENERAL
SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE POLICY OWNER INVOLVED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, EMPLOYER OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A POLICY DESCRIBED HEREIN.

                            25    - PROSPECTUS

It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these Policies cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. This discussion of federal tax considerations is based upon Hartford's understanding of existing Federal income tax laws as they are currently interpreted.

TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT
The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Policy Benefits and Right - Account Value," on page
15). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy.

Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF
POLICY BENEFITS
For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value until the Policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a Policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.

The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the Policy is extended by rider, Hartford believes that the Policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

LAST SURVIVOR POLICIES
Although Hartford believes that the last survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor Contract will meet the Section 7702 definition of a life insurance contract.

MODIFIED ENDOWMENT CONTRACTS
A life insurance contract is treated as a "modified endowment contract" under
Section 7702A of the Code if it meets the definition of life insurance in
Section 7702 but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the Policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the Policy will generally be treated as a modified endowment contract for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new Policy to be treated as a modified endowment contract if no additional premiums are paid and there is no change in the death benefit as the result of the exchange.

A contract that is classified as modified endowment contract is generally eligible for the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, loans, distributions or other amounts received from a modified endowment contract during the life of the Insured will be taxed to the extent of any accumulated income in the contract (generally, the excess of account value over premiums paid). Amounts that are taxable withdrawals will be subject to a 10% additional tax, with certain exceptions.

                            26    - PROSPECTUS

All modified endowment contracts that are issued within any calendar year to the same Policy Owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any loan or distributions.

ESTATE AND GENERATION SKIPPING TAXES
When the Insured dies, the Death Proceeds will generally be includible in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $625,000 (1998) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next eight years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse (when the Death Proceeds would be available to pay taxes due and other expenses incurred).

If the Policy Owner (whether or not he or she is an Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax, the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million. Because these rules are complex, the Policy Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

DIVERSIFICATION REQUIREMENTS
Section 817 of the Code provides that a variable life insurance contract (other than a pension plan policy) will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Policy is not treated as a life insurance contract, the Policy Owner will be subject to income tax on the annual increases in cash value.

The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of policy income on an ongoing basis. However, either the company or the Policy Owner must agree to pay the tax due for the period during which the diversification requirements were not met.

Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT
In order for a variable life insurance contract to qualify for tax deferral, assets in the segregated asset accounts supporting the variable contract must be considered to be owned by the insurance company and not by the variable contract owner. The Internal Revenue Service ("IRS") has issued several rulings which discuss investor control. The IRS has ruled that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be

                            27    - PROSPECTUS
provided in regulations or revenue rulings under section 817(d), relating to the definition of variable contract." The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this Prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Policy Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the contracts, as necessary, to prevent Policy Owners from being considered the owners of the assets in the separate accounts.

LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS
On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

FEDERAL INCOME TAX WITHHOLDING
If any amounts are deemed to be current taxable income to the Policy Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERSHIP
OF POLICIES
In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective Policy Owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.

OTHER
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax adviser should be consulted to determine the impact of these taxes.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

LEGAL PROCEEDINGS
      -------------------------------------------------------------------

There are no material legal proceedings pending to which the Separate Account is a party.

LEGAL MATTERS
      -------------------------------------------------------------------

Legal matters in connection with the issue and sale of flexible premium variable life insurance Policies described in this Prospectus and the organization of Hartford, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary of Hartford.

                            28    - PROSPECTUS

YEAR 2000
      -------------------------------------------------------------------

The Year 2000 issue relates to the ability or inability of computer systems to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because, historically, many computer systems that are in use today were developed years ago when a year was identified using a two-digit field rather than a four-digit field. As information and data containing or related to the century date are introduced to computer hardware, software and other systems, date sensitive systems may recognize the year 2000 as 1900, or not at all, which may result in computer systems processing information incorrectly. This, in turn, may significantly and adversely affect the integrity and reliability of information databases and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as suppliers, computer vendors and others, may also adversely affect any given company.

As an insurance and financial services company, Hartford has thousands of individual and business customers that have purchased or invested in insurance policies, annuities, mutual funds and other financial products. Nearly all of these policies and products contain date sensitive data, such as policy expiration dates, birth dates, premium payments dates and the like. In addition, Hartford has business relationships with numerous third parties that affect virtually all aspects of its business, including, without limitation, suppliers, computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products.

Beginning in 1990, Hartford began working on making its computer systems Year 2000 ready, either by installing new programs or by replacing systems. In January 1998, Hartford commenced a company-wide program to further identify, assess and remediate the impact of Year 2000 problems in all of Hartford's business segments. Hartford currently anticipates that this internal program will be substantially completed by the end of 1998, and testing of computer systems will continue through 1999.

In addition, as part of its Year 2000 program, Hartford is identifying third parties with which it has significant business relations in order to attempt to assess any potential impact on Hartford as a result of such third-party Year 2000 issues and remediation plans. Hartford currently anticipates that it will substantially complete this evaluation by the end of 1998, and will conduct systems testing with certain third parties through 1999. Hartford does not have control over these third parties and, as a result, Hartford cannot currently determine to what extent future operating results may be adversely affected by the failure of these third parties to successfully address their Year 2000 issues. Hartford will continue to assess Year 2000 risk exposures related to its own operations and its third-party relationships and is in the process of developing contingency plans.

The costs of addressing the Year 2000 issue that have been incurred through the six months ended June 30, 1998 have not been material to Hartford's financial condition or results of operations. Hartford will continue to incur costs related to its Year 2000 efforts and does not anticipate that the costs to be incurred will be material to its financial condition or results of operation.

EXPERTS
      -------------------------------------------------------------------

The audited financial statements included in this prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company (formerly ITT Hartford Life and Annuity Insurance Company) which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

The hypothetical Policy illustrations included in this Prospectus and the registration statement with respect to the Separate Account have been approved by Michael Winterfield, FSA, MAAA, Director, Individual Annuity Product Management, for Hartford, and are included in reliance upon his opinion as to their reasonableness.

                            29    - PROSPECTUS

REGISTRATION STATEMENT
      -------------------------------------------------------------------

A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits, to all of which reference is made for further information concerning the Separate Account, the Funds, Hartford, and the Policies.

                            30    - PROSPECTUS

APPENDIX A
      -------------------------------------------------------------------

ILLUSTRATIONS OF BENEFITS
The tables in Appendix A illustrate the way in which a Policy operates. They show how the death benefit and surrender value could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on an initial premium of $10,000. A male preferred age 45, a female preferred age 55 and a male preferred age 65 with Face Amounts of $44,053, $34,014 and $20,001, respectively, are illustrated for the single life preferred Policy for both Policy Owner Option 1 and Policy Owner Option 2. The illustrations for the last survivor preferred Policy assume male preferred and female preferred of equal ages, including age 55 and 65 for Face Amounts of $45,872 and $28,491.

The death benefit and surrender value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan were made during the period of time illustrated.

The tables reflect the deductions of current Policy charges for Policy Owner Option 1 and Policy Owner Option 2 and guaranteed Policy charges for a single gross interest rate. The death benefits and surrender values would change if the current cost of insurance charges change.

The amounts shown for the death benefit and surrender value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.75% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.75% average daily charge) of -0.75%, 5.25% and 11.25%, respectively.

The hypothetical returns shown in the tables are without any tax charges that may be attributable to the Separate Account in the future. In order to produce after tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges (see "Deductions and Charges - Taxes Charged Against the Separate Account," page 15).

The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes of 5% per year, compounded annually.

Hartford will furnish upon request, a comparable illustration reflecting the proposed Insureds age, risk classification, Face Amount or initial premium requested, and reflecting guaranteed cost of insurance rates. Hartford will also furnish an additional similar illustration reflecting current cost of insurance rates which may be less than, but never greater than, the guaranteed cost of insurance rates.

                            31    - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,866        9,842        44,053       10,785        9,762        44,053
 2       11,025          11,775       10,760        44,053       11,601       10,589        44,053
 3       11,576          12,763       11,759        44,053       12,486       11,487        44,053
 4       12,155          13,836       12,998        44,053       13,445       12,613        44,053
 5       12,763          15,002       14,184        44,053       14,485       13,674        44,053
 6       13,401          16,269       15,676        44,053       15,614       15,028        44,053
 7       14,071          17,645       17,083        44,053       16,839       16,283        44,053
 8       14,775          19,142       18,816        44,053       18,170       17,849        44,053
 9       15,513          20,767       20,485        44,053       19,615       19,336        44,053
10       16,289          22,534       22,504        44,053       21,188       21,158        44,053
11       17,103          24,650       24,620        44,053       23,089       23,059        44,053
12       17,959          26,968       26,938        44,053       25,183       25,153        44,053
13       18,856          29,508       29,478        44,053       27,498       27,468        44,053
14       19,799          32,309       32,279        44,586       30,061       30,031        44,053
15       20,789          35,405       35,375        47,442       32,907       32,877        44,095
16       21,829          38,808       38,778        50,449       36,063       36,033        46,881
17       22,920          42,534       42,504        54,443       39,524       39,494        50,590
18       24,066          46,615       46,585        58,734       43,313       43,283        54,574
19       25,270          51,083       51,083        63,343       47,463       47,433        58,853
20       26,533          56,011       56,011        68,332       52,008       52,008        63,449

25       33,864          88,514       88,514       102,676       82,181       82,181        95,329
35       55,160         220,693      220,693       233,934      204,766      204,766       217,051
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            32    - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                              CURRENT CHARGES*                   GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------
OF   ACCUMULATED                    CASH                                 CASH
POLICY AT 5% INTEREST  ACCOUNT    SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
YEAR    PER YEAR       VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
--------------------------------------------------------------------------------------------
 1      10,500          10,280       9,269      44,053       10,198       9,189      44,053
 2      11,025          10,538       9,547      44,053       10,361       9,373      44,053
 3      11,576          10,802       9,833      44,053       10,517       9,553      44,053
 4      12,155          11,074      10,278      44,053       10,665       9,875      44,053
 5      12,763          11,353      10,582      44,053       10,804      10,039      44,053
 6      13,401          11,641      11,094      44,053       10,931      10,391      44,053
 7      14,071          11,936      11,417      44,053       11,043      10,530      44,053
 8      14,775          12,240      11,949      44,053       11,138      10,852      44,053
 9      15,513          12,552      12,291      44,053       11,210      10,952      44,053
10      16,289          12,873      12,843      44,053       11,256      11,226      44,053
11      17,103          13,309      13,279      44,053       11,365      11,335      44,053
12      17,959          13,761      13,731      44,053       11,444      11,414      44,053
13      18,856          14,230      14,200      44,053       11,491      11,461      44,053
14      19,799          14,715      14,685      44,053       11,498      11,468      44,053
15      20,789          15,218      15,188      44,053       11,460      11,430      44,053
16      21,829          15,739      15,709      44,053       11,366      11,336      44,053
17      22,920          16,280      16,250      44,053       11,209      11,179      44,053
18      24,066          16,840      16,810      44,053       10,975      10,945      44,053
19      25,270          17,420      17,390      44,053       10,648      10,618      44,053
20      26,533          18,021      17,991      44,053       10,212      10,182      44,053

25      33,864          21,371      21,341      44,053        5,654       5,624      44,053
35      55,160          30,159      30,129      44,053            -           -           -
--------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            33    - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)

                             CURRENT CHARGES*                  GUARANTEED CHARGES**
END    PREMIUMS      --------------------------------------------------------------------
OF   ACCUMULATED                    CASH                               CASH
POLICY AT 5% INTEREST  ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER    DEATH
YEAR    PER YEAR       VALUE       VALUE      BENEFIT      VALUE      VALUE      BENEFIT
-----------------------------------------------------------------------------------------
 1       10,500          9,694      8,719      44,053       9,612      8,645      44,053
 2       11,025          9,369      8,449      44,053       9,190      8,287      44,053
 3       11,576          9,053      8,186      44,053       8,763      7,922      44,053
 4       12,155          8,747      8,061      44,053       8,330      7,675      44,053
 5       12,763          8,451      7,808      44,053       7,889      7,287      44,053
 6       13,401          8,163      7,725      44,053       7,438      7,036      44,053
 7       14,071          7,884      7,480      44,053       6,974      6,612      44,053
 8       14,775          7,614      7,394      44,053       6,492      6,300      44,053
 9       15,513          7,352      7,157      44,053       5,990      5,825      44,053
10       16,289          7,098      7,068      44,053       5,463      5,433      44,053
11       17,103          6,907      6,877      44,053       4,948      4,918      44,053
12       17,959          6,721      6,691      44,053       4,395      4,365      44,053
13       18,856          6,538      6,508      44,053       3,801      3,771      44,053
14       19,799          6,360      6,330      44,053       3,159      3,129      44,053
15       20,789          6,186      6,156      44,053       2,461      2,431      44,053
16       21,829          6,016      5,986      44,053       1,700      1,670      44,053
17       22,920          5,849      5,819      44,053         865        835      44,053
18       24,066          5,687      5,657      44,053           -          -           -
19       25,270          5,528      5,498      44,053           -          -           -
20       26,533          5,372      5,342      44,053           -          -           -

25       33,864          4,648      4,618      44,053           -          -           -
35       55,160          3,426      3,396      44,053           -          -           -
-----------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            34    - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,500        9,720        44,053       10,413        9,633        44,053
 2       11,025          11,451       10,671        44,053       11,267       10,487        44,053
 3       11,576          12,492       11,712        44,053       12,199       11,419        44,053
 4       12,155          13,630       13,000        44,053       13,215       12,585        44,053
 5       12,763          14,874       14,244        44,053       14,326       13,696        44,053
 6       13,401          16,236       15,806        44,053       15,541       15,111        44,053
 7       14,071          17,725       17,295        44,053       16,869       16,439        44,053
 8       14,775          19,353       19,123        44,053       18,323       18,093        44,053
 9       15,513          21,135       20,905        44,053       19,915       19,685        44,053
10       16,289          23,083       23,053        44,053       21,661       21,631        44,053
11       17,103          25,251       25,221        44,053       23,616       23,586        44,053
12       17,959          27,627       27,597        44,053       25,771       25,741        44,053
13       18,856          30,234       30,204        44,053       28,153       28,123        44,053
14       19,799          33,116       33,086        45,700       30,794       30,764        44,053
15       20,789          36,292       36,262        48,630       33,726       33,696        45,192
16       21,829          39,781       39,751        51,714       36,966       36,936        48,055
17       22,920          43,601       43,571        55,809       40,514       40,484        51,857
18       24,066          47,785       47,755        60,209       44,399       44,369        55,942
19       25,270          52,367       52,367        64,934       48,654       48,624        60,330
20       26,533          57,418       57,418        70,049       53,314       53,314        65,042

25       33,864          90,738       90,738       105,256       84,244       84,244        97,723
35       55,160         226,238      226,238       239,812      209,907      209,907       222,500
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            35    - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                              CURRENT CHARGES*                   GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------
OF   ACCUMULATED                    CASH                                 CASH
POLICY AT 5% INTEREST  ACCOUNT    SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
YEAR    PER YEAR       VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
--------------------------------------------------------------------------------------------
 1       10,500          9,934       9,159      44,053        9,847       9,078      44,053
 2       11,025         10,248       9,468      44,053       10,062       9,282      44,053
 3       11,576         10,573       9,793      44,053       10,273       9,493      44,053
 4       12,155         10,909      10,279      44,053       10,480       9,850      44,053
 5       12,763         11,257      10,627      44,053       10,682      10,052      44,053
 6       13,401         11,617      11,187      44,053       10,875      10,445      44,053
 7       14,071         11,989      11,559      44,053       11,058      10,628      44,053
 8       14,775         12,375      12,145      44,053       11,227      10,997      44,053
 9       15,513         12,774      12,544      44,053       11,378      11,148      44,053
10       16,289         13,187      13,157      44,053       11,508      11,478      44,053
11       17,103         13,634      13,604      44,053       11,631      11,601      44,053
12       17,959         14,098      14,068      44,053       11,725      11,695      44,053
13       18,856         14,579      14,549      44,053       11,787      11,757      44,053
14       19,799         15,077      15,047      44,053       11,811      11,781      44,053
15       20,789         15,593      15,563      44,053       11,791      11,761      44,053
16       21,829         16,128      16,098      44,053       11,718      11,688      44,053
17       22,920         16,682      16,652      44,053       11,583      11,553      44,053
18       24,066         17,257      17,227      44,053       11,372      11,342      44,053
19       25,270         17,852      17,822      44,053       11,072      11,042      44,053
20       26,533         18,469      18,439      44,053       10,665      10,635      44,053

25       33,864         21,906      21,876      44,053        6,318       6,288      44,053
35       55,160         30,924      30,894      44,053            -           -           -
--------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            36    - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)

                             CURRENT CHARGES*                 GUARANTEED CHARGES**
END    PREMIUMS      -------------------------------------------------------------------
OF   ACCUMULATED                   CASH                               CASH
POLICY AT 5% INTEREST  ACCOUNT   SURRENDER    DEATH      ACCOUNT    SURRENDER    DEATH
YEAR    PER YEAR       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT
----------------------------------------------------------------------------------------
 1       10,500         9,367      8,635      44,053       9,281      8,555      44,053
 2       11,025         9,111      8,398      44,053       8,924      8,224      44,053
 3       11,576         8,861      8,166      44,053       8,558      7,887      44,053
 4       12,155         8,617      8,070      44,053       8,183      7,662      44,053
 5       12,763         8,378      7,846      44,053       7,797      7,299      44,053
 6       13,401         8,146      7,790      44,053       7,396      7,070      44,053
 7       14,071         7,919      7,572      44,053       6,979      6,670      44,053
 8       14,775         7,698      7,514      44,053       6,541      6,380      44,053
 9       15,513         7,482      7,302      44,053       6,078      5,927      44,053
10       16,289         7,271      7,241      44,053       5,588      5,558      44,053
11       17,103         7,076      7,046      44,053       5,072      5,042      44,053
12       17,959         6,886      6,856      44,053       4,518      4,488      44,053
13       18,856         6,700      6,670      44,053       3,923      3,893      44,053
14       19,799         6,518      6,488      44,053       3,281      3,251      44,053
15       20,789         6,340      6,310      44,053       2,584      2,554      44,053
16       21,829         6,166      6,136      44,053       1,823      1,793      44,053
17       22,920         5,996      5,966      44,053         988        958      44,053
18       24,066         5,830      5,800      44,053          65         35      44,053
19       25,270         5,668      5,638      44,053           -          -           -
20       26,533         5,510      5,480      44,053           -          -           -

25       33,864         4,770      4,740      44,053           -          -           -
35       55,160         3,523      3,493      44,053           -          -           -
----------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            37    - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,866        9,842        34,014       10,739        9,718        34,014
 2       11,025          11,775       10,760        34,014       11,507       10,497        34,014
 3       11,576          12,763       11,759        34,014       12,341       11,346        34,014
 4       12,155          13,836       12,998        34,014       13,249       12,421        34,014
 5       12,763          15,002       14,184        34,014       14,238       13,431        34,014
 6       13,401          16,269       15,676        34,014       15,316       14,733        34,014
 7       14,071          17,645       17,083        34,014       16,490       15,936        34,014
 8       14,775          19,142       18,816        34,014       17,769       17,450        34,014
 9       15,513          20,767       20,485        34,014       19,163       18,885        34,014
10       16,289          22,534       22,504        34,014       20,685       20,655        34,014
11       17,103          24,650       24,620        34,014       22,538       22,508        34,014
12       17,959          26,978       26,948        34,014       24,596       24,566        34,014
13       18,856          29,576       29,546        34,899       26,895       26,865        34,014
14       19,799          32,446       32,416        37,961       29,471       29,441        34,481
15       20,789          35,595       35,565        41,289       32,328       32,298        37,500
16       21,829          39,047       39,017        44,904       35,461       35,431        40,780
17       22,920          42,846       42,816        48,415       38,907       38,877        43,965
18       24,066          47,027       46,997        52,199       42,701       42,671        47,398
19       25,270          51,634       51,634        56,281       46,882       46,852        51,101
20       26,533          56,703       56,703        61,806       51,451       51,451        56,082

25       33,864          90,455       90,455        95,882       82,077       82,077        87,001
35       55,160         226,166      226,166       237,474      202,195      202,195       212,304
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            38    - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,280        9,269       34,014        10,153        9,145       34,014
 2       11,025          10,538        9,547       34,014        10,268        9,282       34,014
 3       11,576          10,802        9,833       34,014        10,374        9,412       34,014
 4       12,155          11,074       10,278       34,014        10,471        9,684       34,014
 5       12,763          11,353       10,582       34,014        10,556        9,795       34,014
 6       13,401          11,641       11,094       34,014        10,628       10,092       34,014
 7       14,071          11,936       11,417       34,014        10,681       10,171       34,014
 8       14,775          12,240       11,949       34,014        10,709       10,426       34,014
 9       15,513          12,552       12,291       34,014        10,705       10,448       34,014
10       16,289          12,873       12,843       34,014        10,662       10,632       34,014
11       17,103          13,309       13,279       34,014        10,663       10,633       34,014
12       17,959          13,761       13,731       34,014        10,622       10,592       34,014
13       18,856          14,230       14,200       34,014        10,534       10,504       34,014
14       19,799          14,715       14,685       34,014        10,394       10,364       34,014
15       20,789          15,218       15,188       34,014        10,194       10,164       34,014
16       21,829          15,739       15,709       34,014         9,919        9,889       34,014
17       22,920          16,280       16,250       34,014         9,550        9,520       34,014
18       24,066          16,840       16,810       34,014         9,058        9,028       34,014
19       25,270          17,420       17,390       34,014         8,411        8,381       34,014
20       26,533          18,021       17,991       34,014         7,573        7,543       34,014

25       33,864          21,371       21,341       34,014             -            -            -
35       55,160          30,159       30,129       34,014             -            -            -
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            39    - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500           9,694        8,719       34,014         9,567        8,605       34,014
 2       11,025           9,369        8,449       34,014         9,098        8,204       34,014
 3       11,576           9,053        8,186       34,014         8,623        7,795       34,014
 4       12,155           8,747        8,061       34,014         8,140        7,499       34,014
 5       12,763           8,451        7,808       34,014         7,648        7,063       34,014
 6       13,401           8,163        7,725       34,014         7,143        6,756       34,014
 7       14,071           7,884        7,480       34,014         6,620        6,275       34,014
 8       14,775           7,614        7,394       34,014         6,071        5,890       34,014
 9       15,513           7,352        7,157       34,014         5,490        5,336       34,014
10       16,289           7,098        7,068       34,014         4,868        4,838       34,014
11       17,103           6,907        6,877       34,014         4,238        4,208       34,014
12       17,959           6,721        6,691       34,014         3,554        3,524       34,014
13       18,856           6,538        6,508       34,014         2,812        2,782       34,014
14       19,799           6,360        6,330       34,014         2,007        1,977       34,014
15       20,789           6,186        6,156       34,014         1,128        1,098       34,014
16       21,829           6,016        5,986       34,014           160          130       34,014
17       22,920           5,849        5,819       34,014             -            -            -
18       24,066           5,687        5,657       34,014             -            -            -
19       25,270           5,528        5,498       34,014             -            -            -
20       26,533           5,372        5,342       34,014             -            -            -

25       33,864           4,648        4,618       34,014             -            -            -
35       55,160           3,426        3,396       34,014             -            -            -
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            40    - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,500        9,720        34,014       10,367        9,587        34,014
 2       11,025          11,451       10,671        34,014       11,170       10,390        34,014
 3       11,576          12,492       11,712        34,014       12,048       11,268        34,014
 4       12,155          13,630       13,000        34,014       13,011       12,381        34,014
 5       12,763          14,874       14,244        34,014       14,067       13,437        34,014
 6       13,401          16,236       15,806        34,014       15,227       14,797        34,014
 7       14,071          17,725       17,295        34,014       16,500       16,070        34,014
 8       14,775          19,353       19,123        34,014       17,897       17,667        34,014
 9       15,513          21,135       20,905        34,014       19,433       19,203        34,014
10       16,289          23,083       23,053        34,014       21,124       21,094        34,014
11       17,103          25,252       25,222        34,014       23,030       23,000        34,014
12       17,959          27,649       27,619        34,014       25,150       25,120        34,014
13       18,856          30,324       30,294        35,782       27,519       27,489        34,014
14       19,799          33,268       33,238        38,923       30,171       30,141        35,299
15       20,789          36,498       36,468        42,337       33,096       33,066        38,391
16       21,829          40,039       40,009        46,044       36,305       36,275        41,750
17       22,920          43,934       43,904        49,645       39,834       39,804        45,012
18       24,066          48,223       48,193        53,526       43,719       43,689        48,527
19       25,270          52,948       52,948        57,713       48,000       47,970        52,319
20       26,533          58,146       58,146        63,379       52,679       52,679        57,420

25       33,864          92,757       92,757        98,322       84,035       84,035        89,077
35       55,160         231,921      231,921       243,517      207,019      207,019       217,369
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            41    - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500           9,934        9,159       34,014         9,801        9,036       34,014
 2       11,025          10,248        9,468       34,014         9,965        9,188       34,014
 3       11,576          10,573        9,793       34,014        10,125        9,345       34,014
 4       12,155          10,909       10,279       34,014        10,278        9,648       34,014
 5       12,763          11,257       10,627       34,014        10,424        9,794       34,014
 6       13,401          11,617       11,187       34,014        10,560       10,130       34,014
 7       14,071          11,989       11,559       34,014        10,680       10,250       34,014
 8       14,775          12,375       12,145       34,014        10,779       10,549       34,014
 9       15,513          12,774       12,544       34,014        10,850       10,620       34,014
10       16,289          13,187       13,157       34,014        10,887       10,857       34,014
11       17,103          13,634       13,604       34,014        10,903       10,873       34,014
12       17,959          14,098       14,068       34,014        10,877       10,847       34,014
13       18,856          14,579       14,549       34,014        10,805       10,775       34,014
14       19,799          15,077       15,047       34,014        10,684       10,654       34,014
15       20,789          15,593       15,563       34,014        10,505       10,475       34,014
16       21,829          16,128       16,098       34,014        10,252       10,222       34,014
17       22,920          16,682       16,652       34,014         9,908        9,878       34,014
18       24,066          17,257       17,227       34,014         9,444        9,414       34,014
19       25,270          17,852       17,822       34,014         8,830        8,800       34,014
20       26,533          18,469       18,439       34,014         8,030        8,000       34,014

25       33,864          21,906       21,876       34,014             -            -            -
35       55,160          30,924       30,894       34,014             -            -            -
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            42    - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500           9,367        8,635       34,014         9,235        8,512       34,014
 2       11,025           9,111        8,398       34,014         8,829        8,137       34,014
 3       11,576           8,861        8,166       34,014         8,413        7,752       34,014
 4       12,155           8,617        8,070       34,014         7,986        7,477       34,014
 5       12,763           8,378        7,846       34,014         7,547        7,064       34,014
 6       13,401           8,146        7,790       34,014         7,090        6,777       34,014
 7       14,071           7,919        7,572       34,014         6,612        6,318       34,014
 8       14,775           7,698        7,514       34,014         6,105        5,953       34,014
 9       15,513           7,482        7,302       34,014         5,561        5,420       34,014
10       16,289           7,271        7,241       34,014         4,973        4,943       34,014
11       17,103           7,076        7,046       34,014         4,343        4,313       34,014
12       17,959           6,886        6,856       34,014         3,659        3,629       34,014
13       18,856           6,700        6,670       34,014         2,918        2,888       34,014
14       19,799           6,518        6,488       34,014         2,113        2,083       34,014
15       20,789           6,340        6,310       34,014         1,236        1,206       34,014
16       21,829           6,166        6,136       34,014           269          239       34,014
17       22,920           5,996        5,966       34,014             -            -            -
18       24,066           5,830        5,800       34,014             -            -            -
19       25,270           5,668        5,638       34,014             -            -            -
20       26,533           5,510        5,480       34,014             -            -            -

25       33,864           4,770        4,740       34,014             -            -            -
35       55,160           3,523        3,493       34,014             -            -            -
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            43    - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,866        9,842        20,001       10,653        9,634        20,001
 2       11,025          11,775       10,760        20,001       11,326       10,319        20,001
 3       11,576          12,763       11,759        20,001       12,056       11,065        20,001
 4       12,155          13,836       12,998        20,001       12,854       12,031        20,001
 5       12,763          15,002       14,184        20,001       13,732       12,930        20,001
 6       13,401          16,269       15,676        20,001       14,706       14,129        20,001
 7       14,071          17,645       17,083        20,001       15,795       15,246        20,001
 8       14,775          19,146       18,820        21,251       17,025       16,710        20,001
 9       15,513          20,790       20,508        22,661       18,432       18,155        20,090
10       16,289          22,564       22,534        24,594       20,000       19,970        21,800
11       17,103          24,691       24,661        26,665       21,882       21,852        23,632
12       17,959          27,027       26,997        28,918       23,949       23,919        25,625
13       18,856          29,572       29,542        31,641       26,199       26,169        28,032
14       19,799          32,371       32,341        34,313       28,675       28,645        30,395
15       20,789          35,426       35,396        37,551       31,370       31,340        33,252
16       21,829          38,787       38,757        40,725       34,342       34,312        36,059
17       22,920          42,453       42,423        44,575       37,578       37,548        39,456
18       24,066          46,469       46,439        48,792       41,093       41,063        43,147
19       25,270          50,868       50,868        53,411       44,908       44,878        47,153
20       26,533          55,720       55,720        58,506       49,041       49,011        51,493

25       33,864          87,869       87,869        92,261       75,392       75,392        79,161
35       55,160         218,691      218,691       220,878      181,929      181,929       183,747
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            44    - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,280        9,269       20,001        10,065        9,058       20,001
 2       11,025          10,538        9,547       20,001        10,071        9,089       20,001
 3       11,576          10,802        9,833       20,001        10,045        9,089       20,001
 4       12,155          11,074       10,278       20,001         9,981        9,203       20,001
 5       12,763          11,353       10,582       20,001         9,873        9,127       20,001
 6       13,401          11,641       11,094       20,001         9,710        9,195       20,001
 7       14,071          11,936       11,417       20,001         9,481        9,000       20,001
 8       14,775          12,240       11,949       20,001         9,167        8,908       20,001
 9       15,513          12,552       12,291       20,001         8,749        8,522       20,001
10       16,289          12,873       12,843       20,001         8,204        8,174       20,001
11       17,103          13,309       13,279       20,001         7,568        7,538       20,001
12       17,959          13,761       13,731       20,001         6,744        6,714       20,001
13       18,856          14,230       14,200       20,001         5,685        5,655       20,001
14       19,799          14,715       14,685       20,001         4,333        4,303       20,001
15       20,789          15,218       15,188       20,001         2,603        2,573       20,001
16       21,829          15,739       15,709       20,001           380          350       20,001
17       22,920          16,280       16,250       20,001             -            -            -
18       24,066          16,840       16,810       20,001             -            -            -
19       25,270          17,420       17,390       20,001             -            -            -
20       26,533          18,021       17,991       20,001             -            -            -

25       33,864          21,371       21,341       22,439             -            -            -
35       55,160          30,185       30,155       30,486             -            -            -
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            45    - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500           9,694        8,719       20,001         9,476        8,522       20,001
 2       11,025           9,369        8,449       20,001         8,888        8,014       20,001
 3       11,576           9,053        8,186       20,001         8,261        7,466       20,001
 4       12,155           8,747        8,061       20,001         7,585        6,986       20,001
 5       12,763           8,451        7,808       20,001         6,852        6,325       20,001
 6       13,401           8,163        7,725       20,001         6,047        5,715       20,001
 7       14,071           7,884        7,480       20,001         5,154        4,879       20,001
 8       14,775           7,614        7,394       20,001         4,149        4,015       20,001
 9       15,513           7,352        7,157       20,001         3,005        2,907       20,001
10       16,289           7,098        7,068       20,001         1,689        1,659       20,001
11       17,103           6,907        6,877       20,001           174          144       20,001
12       17,959           6,721        6,691       20,001             -            -            -
13       18,856           6,538        6,508       20,001             -            -            -
14       19,799           6,360        6,330       20,001             -            -            -
15       20,789           6,186        6,156       20,001             -            -            -
16       21,829           6,016        5,986       20,001             -            -            -
17       22,920           5,849        5,819       20,001             -            -            -
18       24,066           5,687        5,657       20,001             -            -            -
19       25,270           5,528        5,498       20,001             -            -            -
20       26,533           5,372        5,342       20,001             -            -            -

25       33,864           4,648        4,618       20,001             -            -            -
35       55,160           3,426        3,396       20,001             -            -            -
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            46    - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,500        9,720        20,001       10,272        9,492        20,001
 2       11,025          11,451       10,671        20,001       10,969       10,189        20,001
 3       11,576          12,492       11,712        20,001       11,730       10,950        20,001
 4       12,155          13,630       13,000        20,001       12,568       11,938        20,001
 5       12,763          14,874       14,244        20,001       13,497       12,867        20,001
 6       13,401          16,236       15,806        20,001       14,534       14,104        20,001
 7       14,071          17,725       17,295        20,029       15,702       15,272        20,001
 8       14,775          19,358       19,128        21,487       17,032       16,802        20,001
 9       15,513          21,158       20,928        23,062       18,564       18,334        20,234
10       16,289          23,114       23,084        25,194       20,276       20,246        22,100
11       17,103          25,294       25,264        27,317       22,184       22,154        23,958
12       17,959          27,688       27,658        29,625       24,280       24,250        25,979
13       18,856          30,296       30,266        32,416       26,561       26,531        28,420
14       19,799          33,164       33,134        35,154       29,072       29,042        30,816
15       20,789          36,294       36,264        38,472       31,805       31,775        33,713
16       21,829          39,738       39,708        41,725       34,819       34,789        36,560
17       22,920          43,496       43,466        45,670       38,100       38,070        40,004
18       24,066          47,611       47,581        49,991       41,665       41,635        43,747
19       25,270          52,120       52,120        54,725       45,533       45,503        47,809
20       26,533          57,091       57,091        59,945       49,724       49,694        52,210

25       33,864          90,030       90,030        94,531       76,443       76,443        80,264
35       55,160         224,070      224,070       226,310      184,463      184,463       186,307
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            47    - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500           9,934        9,159       20,001         9,704        8,946       20,001
 2       11,025          10,248        9,468       20,001         9,751        8,990       20,001
 3       11,576          10,573        9,793       20,001         9,768        9,006       20,001
 4       12,155          10,909       10,279       20,001         9,750        9,135       20,001
 5       12,763          11,257       10,627       20,001         9,689        9,078       20,001
 6       13,401          11,617       11,187       20,001         9,576        9,163       20,001
 7       14,071          11,989       11,559       20,001         9,399        8,993       20,001
 8       14,775          12,375       12,145       20,001         9,141        8,928       20,001
 9       15,513          12,774       12,544       20,001         8,782        8,576       20,001
10       16,289          13,187       13,157       20,001         8,298        8,268       20,001
11       17,103          13,634       13,604       20,001         7,675        7,645       20,001
12       17,959          14,098       14,068       20,001         6,865        6,835       20,001
13       18,856          14,579       14,549       20,001         5,824        5,794       20,001
14       19,799          15,077       15,047       20,001         4,493        4,463       20,001
15       20,789          15,593       15,563       20,001         2,791        2,761       20,001
16       21,829          16,128       16,098       20,001           600          570       20,001
17       22,920          16,682       16,652       20,001             -            -            -
18       24,066          17,257       17,227       20,001             -            -            -
19       25,270          17,852       17,822       20,001             -            -            -
20       26,533          18,469       18,439       20,001             -            -            -

25       33,864          21,906       21,876       23,001             -            -            -
35       55,160          30,950       30,920       31,259             -            -            -
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            48    - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500           9,367        8,635       20,001         9,136        8,421       20,001
 2       11,025           9,111        8,398       20,001         8,604        7,929       20,001
 3       11,576           8,861        8,166       20,001         8,028        7,396       20,001
 4       12,155           8,617        8,070       20,001         7,400        6,926       20,001
 5       12,763           8,378        7,846       20,001         6,710        6,277       20,001
 6       13,401           8,146        7,790       20,001         5,944        5,676       20,001
 7       14,071           7,919        7,572       20,001         5,084        4,851       20,001
 8       14,775           7,698        7,514       20,001         4,108        3,995       20,001
 9       15,513           7,482        7,302       20,001         2,985        2,896       20,001
10       16,289           7,271        7,241       20,001         1,685        1,655       20,001
11       17,103           7,076        7,046       20,001           169          139       20,001
12       17,959           6,886        6,856       20,001             -            -            -
13       18,856           6,700        6,670       20,001             -            -            -
14       19,799           6,518        6,488       20,001             -            -            -
15       20,789           6,340        6,310       20,001             -            -            -
16       21,829           6,166        6,136       20,001             -            -            -
17       22,920           5,996        5,966       20,001             -            -            -
18       24,066           5,830        5,800       20,001             -            -            -
19       25,270           5,668        5,638       20,001             -            -            -
20       26,533           5,510        5,480       20,001             -            -            -

25       33,864           4,770        4,740       20,001             -            -            -
35       55,160           3,523        3,493       20,001             -            -            -
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            49    - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,934        9,908        45,872       10,934        9,908        45,872
 2       11,025          11,917       10,898        45,872       11,917       10,898        45,872
 3       11,576          12,983       11,976        45,872       12,983       11,976        45,872
 4       12,155          14,141       13,299        45,872       14,141       13,299        45,872
 5       12,763          15,397       14,574        45,872       15,397       14,574        45,872
 6       13,401          16,760       16,162        45,872       16,760       16,162        45,872
 7       14,071          18,238       17,671        45,872       18,238       17,671        45,872
 8       14,775          19,840       19,511        45,872       19,840       19,511        45,872
 9       15,513          21,578       21,294        45,872       21,578       21,294        45,872
10       16,289          23,461       23,431        45,872       23,461       23,431        45,872
11       17,103          25,711       25,681        45,872       25,710       25,680        45,872
12       17,959          28,180       28,150        45,872       28,178       28,148        45,872
13       18,856          30,893       30,863        45,872       30,890       30,860        45,872
14       19,799          33,883       33,853        45,872       33,879       33,849        45,872
15       20,789          37,190       37,160        45,872       37,186       37,156        45,872
16       21,829          40,861       40,831        46,989       40,856       40,826        46,984
17       22,920          44,916       44,886        50,754       44,911       44,881        50,748
18       24,066          49,374       49,344        54,805       49,368       49,338        54,798
19       25,270          54,280       54,280        59,164       54,274       54,274        59,158
20       26,533          59,682       59,682        65,053       59,676       59,676        65,046

25       33,864          95,601       95,601       101,337       95,590       95,590       101,325
35       55,160         241,750      241,750       253,837      235,717      235,717       247,502
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            50    - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                              CURRENT CHARGES*                   GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------
OF   ACCUMULATED                    CASH                                 CASH
POLICY AT 5% INTEREST  ACCOUNT    SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
YEAR    PER YEAR       VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
--------------------------------------------------------------------------------------------
 1       10,500         10,344       9,332      45,872       10,344       9,332      45,872
 2       11,025         10,663       9,670      45,872       10,663       9,670      45,872
 3       11,576         10,985      10,012      45,872       10,985      10,012      45,872
 4       12,155         11,308      10,508      45,872       11,308      10,508      45,872
 5       12,763         11,630      10,855      45,872       11,630      10,855      45,872
 6       13,401         11,951      11,401      45,872       11,951      11,401      45,872
 7       14,071         12,273      11,751      45,872       12,266      11,744      45,872
 8       14,775         12,605      12,312      45,872       12,572      12,279      45,872
 9       15,513         12,947      12,685      45,872       12,863      12,601      45,872
10       16,289         13,299      13,269      45,872       13,134      13,104      45,872
11       17,103         13,772      13,742      45,872       13,488      13,458      45,872
12       17,959         14,262      14,232      45,872       13,815      13,785      45,872
13       18,856         14,771      14,741      45,872       14,108      14,078      45,872
14       19,799         15,299      15,269      45,872       14,360      14,330      45,872
15       20,789         15,847      15,817      45,872       14,561      14,531      45,872
16       21,829         16,416      16,386      45,872       14,694      14,664      45,872
17       22,920         17,006      16,976      45,872       14,742      14,712      45,872
18       24,066         17,618      17,588      45,872       14,679      14,649      45,872
19       25,270         18,254      18,224      45,872       14,472      14,442      45,872
20       26,533         18,914      18,884      45,872       14,086      14,056      45,872

25       33,864         22,608      22,578      45,872        7,581       7,551      45,872
35       55,160         32,412      32,382      45,872            -           -           -
--------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            51    - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)

                             CURRENT CHARGES*                 GUARANTEED CHARGES**
END    PREMIUMS      -------------------------------------------------------------------
OF   ACCUMULATED                   CASH                               CASH
POLICY AT 5% INTEREST  ACCOUNT   SURRENDER    DEATH      ACCOUNT    SURRENDER    DEATH
YEAR    PER YEAR       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT
----------------------------------------------------------------------------------------
 1       10,500         9,755      8,774      45,872       9,755      8,774      45,872
 2       11,025         9,479      8,549      45,872       9,479      8,549      45,872
 3       11,576         9,202      8,321      45,872       9,202      8,321      45,872
 4       12,155         8,921      8,222      45,872       8,921      8,222      45,872
 5       12,763         8,635      7,979      45,872       8,635      7,979      45,872
 6       13,401         8,355      7,907      45,872       8,341      7,894      45,872
 7       14,071         8,082      7,668      45,872       8,035      7,623      45,872
 8       14,775         7,818      7,592      45,872       7,712      7,489      45,872
 9       15,513         7,561      7,361      45,872       7,368      7,172      45,872
10       16,289         7,311      7,281      45,872       6,995      6,965      45,872
11       17,103         7,126      7,096      45,872       6,641      6,611      45,872
12       17,959         6,945      6,915      45,872       6,239      6,209      45,872
13       18,856         6,768      6,738      45,872       5,781      5,751      45,872
14       19,799         6,594      6,564      45,872       5,256      5,226      45,872
15       20,789         6,424      6,394      45,872       4,653      4,623      45,872
16       21,829         6,258      6,228      45,872       3,952      3,922      45,872
17       22,920         6,095      6,065      45,872       3,130      3,100      45,872
18       24,066         5,936      5,906      45,872       2,154      2,124      45,872
19       25,270         5,780      5,750      45,872         983        953      45,872
20       26,533         5,628      5,598      45,872           -          -           -

25       33,864         4,912      4,882      45,872           -          -           -
35       55,160         3,693      3,663      45,872           -          -           -
----------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            52    - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,565        9,785        45,872       10,565        9,785        45,872
 2       11,025          11,588       10,808        45,872       11,588       10,808        45,872
 3       11,576          12,706       11,926        45,872       12,706       11,926        45,872
 4       12,155          13,928       13,298        45,872       13,928       13,298        45,872
 5       12,763          15,263       14,633        45,872       15,263       14,633        45,872
 6       13,401          16,722       16,292        45,872       16,722       16,292        45,872
 7       14,071          18,316       17,886        45,872       18,316       17,886        45,872
 8       14,775          20,056       19,826        45,872       20,056       19,826        45,872
 9       15,513          21,957       21,727        45,872       21,957       21,727        45,872
10       16,289          24,035       24,005        45,872       24,035       24,005        45,872
11       17,103          26,347       26,317        45,872       26,347       26,317        45,872
12       17,959          28,884       28,854        45,872       28,884       28,854        45,872
13       18,856          31,675       31,645        45,872       31,675       31,645        45,872
14       19,799          34,754       34,724        45,872       34,754       34,724        45,872
15       20,789          38,161       38,131        45,872       38,161       38,131        45,872
16       21,829          41,941       41,911        48,232       41,941       41,911        48,232
17       22,920          46,104       46,074        52,097       46,104       46,074        52,097
18       24,066          50,681       50,681        56,256       50,681       50,681        56,256
19       25,270          55,751       55,751        60,768       55,751       55,751        60,768
20       26,533          61,300       61,300        66,816       61,300       61,300        66,816

25       33,864          98,192       98,192       104,083       98,192       98,192       104,083
35       55,160         248,302      248,302       260,717      242,132      242,132       254,238
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            53    - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                              CURRENT CHARGES*                   GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------
OF   ACCUMULATED                    CASH                                 CASH
POLICY AT 5% INTEREST  ACCOUNT    SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
YEAR    PER YEAR       VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
--------------------------------------------------------------------------------------------
 1       10,500          9,995       9,216      45,872        9,995       9,216      45,872
 2       11,025         10,369       9,589      45,872       10,369       9,589      45,872
 3       11,576         10,750       9,970      45,872       10,750       9,970      45,872
 4       12,155         11,137      10,507      45,872       11,137      10,507      45,872
 5       12,763         11,529      10,899      45,872       11,529      10,899      45,872
 6       13,401         11,923      11,493      45,872       11,923      11,493      45,872
 7       14,071         12,325      11,895      45,872       12,317      11,887      45,872
 8       14,775         12,741      12,511      45,872       12,708      12,478      45,872
 9       15,513         13,173      12,943      45,872       13,090      12,860      45,872
10       16,289         13,620      13,590      45,872       13,458      13,428      45,872
11       17,103         14,104      14,074      45,872       13,827      13,797      45,872
12       17,959         14,607      14,577      45,872       14,171      14,141      45,872
13       18,856         15,129      15,099      45,872       14,483      14,453      45,872
14       19,799         15,670      15,640      45,872       14,756      14,726      45,872
15       20,789         16,232      16,202      45,872       14,978      14,948      45,872
16       21,829         16,816      16,786      45,872       15,136      15,106      45,872
17       22,920         17,421      17,391      45,872       15,211      15,181      45,872
18       24,066         18,050      18,020      45,872       15,178      15,148      45,872
19       25,270         18,702      18,672      45,872       15,006      14,976      45,872
20       26,533         19,379      19,349      45,872       14,660      14,630      45,872

25       33,864         23,167      23,137      45,872        8,494       8,464      45,872
35       55,160         33,223      33,193      45,872            -           -           -
--------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            54    - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)

                             CURRENT CHARGES*                 GUARANTEED CHARGES**
END    PREMIUMS      -------------------------------------------------------------------
OF   ACCUMULATED                   CASH                               CASH
POLICY AT 5% INTEREST  ACCOUNT   SURRENDER    DEATH      ACCOUNT    SURRENDER    DEATH
YEAR    PER YEAR       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT
----------------------------------------------------------------------------------------
 1       10,500         9,425      8,689      45,872       9,425      8,689      45,872
 2       11,025         9,218      8,496      45,872       9,218      8,496      45,872
 3       11,576         9,005      8,300      45,872       9,005      8,300      45,872
 4       12,155         8,786      8,229      45,872       8,786      8,229      45,872
 5       12,763         8,559      8,015      45,872       8,559      8,015      45,872
 6       13,401         8,335      7,971      45,872       8,320      7,958      45,872
 7       14,071         8,116      7,761      45,872       8,067      7,715      45,872
 8       14,775         7,901      7,713      45,872       7,795      7,610      45,872
 9       15,513         7,692      7,508      45,872       7,499      7,319      45,872
10       16,289         7,487      7,457      45,872       7,171      7,141      45,872
11       17,103         7,299      7,269      45,872       6,814      6,784      45,872
12       17,959         7,114      7,084      45,872       6,410      6,380      45,872
13       18,856         6,933      6,903      45,872       5,951      5,921      45,872
14       19,799         6,756      6,726      45,872       5,426      5,396      45,872
15       20,789         6,582      6,552      45,872       4,821      4,791      45,872
16       21,829         6,413      6,383      45,872       4,120      4,090      45,872
17       22,920         6,247      6,217      45,872       3,298      3,268      45,872
18       24,066         6,084      6,054      45,872       2,322      2,292      45,872
19       25,270         5,925      5,895      45,872       1,153      1,123      45,872
20       26,533         5,769      5,739      45,872           -          -           -

25       33,864         5,040      5,010      45,872           -          -           -
35       55,160         3,796      3,766      45,872           -          -           -
----------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            55    - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,928        9,902        28,491       10,928        9,902        28,491
 2       11,025          11,890       10,872        28,491       11,890       10,872        28,491
 3       11,576          12,920       11,914        28,491       12,920       11,914        28,491
 4       12,155          14,027       13,187        28,491       14,023       13,183        28,491
 5       12,763          15,233       14,413        28,491       15,207       14,387        28,491
 6       13,401          16,545       15,949        28,491       16,478       15,883        28,491
 7       14,071          17,973       17,408        28,491       17,847       17,283        28,491
 8       14,775          19,526       19,199        28,491       19,325       18,999        28,491
 9       15,513          21,217       20,934        28,491       20,929       20,646        28,491
10       16,289          23,057       23,027        28,491       22,681       22,651        28,491
11       17,103          25,265       25,235        28,491       24,815       24,785        28,491
12       17,959          27,730       27,700        29,670       27,220       27,190        29,125
13       18,856          30,444       30,414        32,574       29,884       29,854        31,975
14       19,799          33,425       33,395        35,430       32,810       32,780        34,778
15       20,789          36,681       36,651        38,881       36,005       35,975        38,165
16       21,829          40,261       40,231        42,273       39,519       39,489        41,494
17       22,920          44,167       44,137        46,375       43,353       43,323        45,520
18       24,066          48,423       48,393        50,844       47,529       47,499        49,905
19       25,270          53,088       53,088        55,742       52,071       52,071        54,674
20       26,533          58,239       58,239        61,151       57,035       57,035        59,886

25       33,864          92,533       92,533        97,159       88,634       88,634        93,065
35       55,160         233,593      233,593       235,928      214,875      214,875       217,023
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            56    - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,338        9,326       28,491        10,338        9,326       28,491
 2       11,025          10,636        9,643       28,491        10,636        9,643       28,491
 3       11,576          10,920        9,949       28,491        10,919        9,948       28,491
 4       12,155          11,212       10,414       28,491        11,184       10,386       28,491
 5       12,763          11,513       10,739       28,491        11,424       10,651       28,491
 6       13,401          11,822       11,274       28,491        11,634       11,087       28,491
 7       14,071          12,141       11,620       28,491        11,803       11,284       28,491
 8       14,775          12,469       12,177       28,491        11,920       11,631       28,491
 9       15,513          12,807       12,545       28,491        11,972       11,712       28,491
10       16,289          13,155       13,125       28,491        11,939       11,909       28,491
11       17,103          13,622       13,592       28,491        11,901       11,871       28,491
12       17,959          14,106       14,076       28,491        11,744       11,714       28,491
13       18,856          14,609       14,579       28,491        11,442       11,412       28,491
14       19,799          15,131       15,101       28,491        10,961       10,931       28,491
15       20,789          15,673       15,643       28,491        10,258       10,228       28,491
16       21,829          16,235       16,205       28,491         9,271        9,241       28,491
17       22,920          16,818       16,788       28,491         7,911        7,881       28,491
18       24,066          17,424       17,394       28,491         6,056        6,026       28,491
19       25,270          18,052       18,022       28,491         3,534        3,504       28,491
20       26,533          18,705       18,675       28,491           107           77       28,491

25       33,864          22,356       22,326       28,491             -            -            -
35       55,160          32,046       32,016       32,366             -            -            -
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            57    - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500           9,748        8,768       28,491         9,748        8,768       28,491
 2       11,025           9,452        8,524       28,491         9,452        8,524       28,491
 3       11,576           9,148        8,272       28,491         9,136        8,261       28,491
 4       12,155           8,852        8,158       28,491         8,794        8,105       28,491
 5       12,763           8,565        7,914       28,491         8,421        7,780       28,491
 6       13,401           8,287        7,842       28,491         8,006        7,576       28,491
 7       14,071           8,016        7,605       28,491         7,539        7,151       28,491
 8       14,775           7,754        7,530       28,491         7,005        6,799       28,491
 9       15,513           7,499        7,300       28,491         6,382        6,209       28,491
10       16,289           7,251        7,221       28,491         5,650        5,620       28,491
11       17,103           7,067        7,037       28,491         4,821        4,791       28,491
12       17,959           6,887        6,857       28,491         3,817        3,787       28,491
13       18,856           6,711        6,681       28,491         2,601        2,571       28,491
14       19,799           6,539        6,509       28,491         1,125        1,095       28,491
15       20,789           6,370        6,340       28,491             -            -            -
16       21,829           6,205        6,175       28,491             -            -            -
17       22,920           6,043        6,013       28,491             -            -            -
18       24,066           5,885        5,855       28,491             -            -            -
19       25,270           5,730        5,700       28,491             -            -            -
20       26,533           5,579        5,549       28,491             -            -            -

25       33,864           4,869        4,839       28,491             -            -            -
35       55,160           3,658        3,628       28,491             -            -            -
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            58    - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,559        9,779        28,491       10,559        9,779        28,491
 2       11,025          11,560       10,780        28,491       11,560       10,780        28,491
 3       11,576          12,641       11,861        28,491       12,641       11,861        28,491
 4       12,155          13,813       13,183        28,491       13,807       13,177        28,491
 5       12,763          15,098       14,468        28,491       15,067       14,437        28,491
 6       13,401          16,505       16,075        28,491       16,431       16,001        28,491
 7       14,071          18,046       17,616        28,491       17,912       17,482        28,491
 8       14,775          19,735       19,505        28,491       19,526       19,296        28,491
 9       15,513          21,584       21,354        28,491       21,292       21,062        28,491
10       16,289          23,610       23,580        28,491       23,241       23,211        28,491
11       17,103          25,880       25,850        28,491       25,452       25,422        28,491
12       17,959          28,419       28,389        30,408       27,940       27,910        29,896
13       18,856          31,202       31,172        33,385       30,675       30,645        32,822
14       19,799          34,258       34,228        36,313       33,680       33,650        35,700
15       20,789          37,596       37,566        39,851       36,961       36,931        39,178
16       21,829          41,266       41,236        43,329       40,568       40,538        42,596
17       22,920          45,271       45,241        47,534       44,505       44,475        46,730
18       24,066          49,634       49,604        52,115       48,793       48,763        51,232
19       25,270          54,417       54,417        57,137       53,457       53,457        56,129
20       26,533          59,696       59,696        62,681       58,553       58,553        61,480

25       33,864          94,848       94,848        99,590       90,993       90,993        95,542
35       55,160         239,438      239,438       241,832      220,594      220,594       222,799
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            59    - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500           9,989        9,210       28,491         9,989        9,210       28,491
 2       11,025          10,341        9,561       28,491        10,341        9,561       28,491
 3       11,576          10,686        9,906       28,491        10,683        9,903       28,491
 4       12,155          11,042       10,412       28,491        11,010       10,380       28,491
 5       12,763          11,412       10,782       28,491        11,317       10,687       28,491
 6       13,401          11,795       11,365       28,491        11,598       11,168       28,491
 7       14,071          12,192       11,762       28,491        11,844       11,414       28,491
 8       14,775          12,604       12,374       28,491        12,043       11,813       28,491
 9       15,513          13,030       12,800       28,491        12,182       11,952       28,491
10       16,289          13,472       13,442       28,491        12,244       12,214       28,491
11       17,103          13,951       13,921       28,491        12,229       12,199       28,491
12       17,959          14,448       14,418       28,491        12,099       12,069       28,491
13       18,856          14,964       14,934       28,491        11,829       11,799       28,491
14       19,799          15,499       15,469       28,491        11,387       11,357       28,491
15       20,789          16,055       16,025       28,491        10,731       10,701       28,491
16       21,829          16,631       16,601       28,491         9,801        9,771       28,491
17       22,920          17,230       17,200       28,491         8,513        8,483       28,491
18       24,066          17,851       17,821       28,491         6,749        6,719       28,491
19       25,270          18,496       18,466       28,491         4,344        4,314       28,491
20       26,533          19,165       19,135       28,491         1,069        1,039       28,491

25       33,864          22,910       22,880       28,491             -            -            -
35       55,160          32,850       32,820       33,178             -            -            -
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            60    - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500           9,419        8,683       28,491         9,419        8,683       28,491
 2       11,025           9,190        8,471       28,491         9,190        8,471       28,491
 3       11,576           8,951        8,250       28,491         8,938        8,237       28,491
 4       12,155           8,718        8,165       28,491         8,657        8,107       28,491
 5       12,763           8,490        7,951       28,491         8,340        7,810       28,491
 6       13,401           8,267        7,907       28,491         7,979        7,630       28,491
 7       14,071           8,050        7,698       28,491         7,563        7,231       28,491
 8       14,775           7,837        7,650       28,491         7,076        6,904       28,491
 9       15,513           7,629        7,447       28,491         6,497        6,337       28,491
10       16,289           7,426        7,396       28,491         5,804        5,774       28,491
11       17,103           7,239        7,209       28,491         4,978        4,948       28,491
12       17,959           7,055        7,025       28,491         3,977        3,947       28,491
13       18,856           6,875        6,845       28,491         2,766        2,736       28,491
14       19,799           6,699        6,669       28,491         1,296        1,266       28,491
15       20,789           6,527        6,497       28,491             -            -            -
16       21,829           6,359        6,329       28,491             -            -            -
17       22,920           6,194        6,164       28,491             -            -            -
18       24,066           6,033        6,003       28,491             -            -            -
19       25,270           5,875        5,845       28,491             -            -            -
20       26,533           5,720        5,690       28,491             -            -            -

25       33,864           4,995        4,965       28,491             -            -            -
35       55,160           3,760        3,730       28,491             -            -            -
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            61    - PROSPECTUS

Report of Independent Public Accountants

To ITT Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Five and to the Owners of Units of Interest therein:

We have audited the accompanying statement of assets and liabilities of ITT Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Five (the Account) as of December 31, 1997, and the related statement of operations for the year then ended and statements of changes in net assets for the each of the two years in the period ended December 31, 1997. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ITT Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Five as of December 31, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 16, 1998                ARTHUR ANDERSEN LLP

                            62    - PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Assets and Liabilities
--------------------------------------------------------------------------------

December 31, 1997                                   Asia         Diversified Global      Global      Growth       High Yield
                                                    Pacific      Income      Asset       Growth      and Income   Fund
                                                    Growth Fund  Fund        Allocation  Fund        Fund         Sub-Account
                                                    Sub-Account  Sub-Account Fund        Sub-Account Sub-Account
                                                                             Sub-Account
----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
Putnam VT Asia Pacific Growth Fund
 Shares 39,192
 Cost $409,610
 ...........................................................................................................................
   Market Value:                                     $ 360,568   $       --  $       --  $       --  $        --  $       --
 ...........................................................................................................................
PUTNAM VT DIVERSIFIED INCOME FUND
 Shares 220,923
 Cost $2,412,930
 ...........................................................................................................................
   Market Value:                                            --    2,498,643          --          --           --          --
 ...........................................................................................................................
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 Shares 167,002
 Cost $2,779,091
 ...........................................................................................................................
   Market Value:                                            --           --   3,132,958          --           --          --
 ...........................................................................................................................
PUTNAM VT GLOBAL GROWTH FUND
 Shares 348,458
 Cost $5,697,759
 ...........................................................................................................................
   Market Value:                                            --           --          --   6,390,726           --          --
 ...........................................................................................................................
PUTNAM VT GROWTH AND INCOME FUND
 Shares 865,166
 Cost $20,237,142
 ...........................................................................................................................
   Market Value:                                            --           --          --          --   24,501,515          --
 ...........................................................................................................................
PUTNAM VT HIGH YIELD FUND
 Shares 247,281
 Cost $3,105,496
 ...........................................................................................................................
   Market Value:                                            --           --          --          --           --   3,367,965
 ...........................................................................................................................
PUTNAM VT INTERNATIONAL GROWTH FUND
 Shares 26,962
 Cost $294,404
 ...........................................................................................................................
   Market Value:                                            --           --          --          --           --          --
 ...........................................................................................................................
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
 Shares 31,389
 Cost $348,543
 ...........................................................................................................................
   Market Value:                                            --           --          --          --           --          --
 ...........................................................................................................................
Due From ITT Hartford Life & Annuity Insurance
 Company                                                    --           --          31         213           --          47
 ...........................................................................................................................
Receivable from fund shares sold                            --           64          --          --           --          --
----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                           360,568    2,498,707   3,132,989   6,390,939   24,501,515   3,368,012
----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Due to ITT Hartford Life & Annuity Insurance
 Company                                                     2           --          --          --           86          --
 ...........................................................................................................................
Payable for fund shares purchased                           --           --          --         209           --          28
 ...........................................................................................................................
TOTAL LIABILITIES                                            2           --          --         209           86          28
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE LIFE CONTRACT LIABILITIES)      $ 360,566   $2,498,707  $3,132,989  $6,390,730  $24,501,429  $3,367,984
----------------------------------------------------------------------------------------------------------------------------

December 31, 1997                                   International International
                                                    Growth Fund  Growth and
                                                    Sub-Account  Income Fund
                                                                 Sub-Account

-------------------------------------------------------------------------------------------
ASSETS
Investments:
Putnam VT Asia Pacific Growth Fund
 Shares 39,192
 Cost $409,610
 .................................................
   Market Value:                                     $      --    $      --
 .................................................
PUTNAM VT DIVERSIFIED INCOME FUND
 Shares 220,923
 Cost $2,412,930
 .................................................
   Market Value:                                            --           --
 .................................................
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 Shares 167,002
 Cost $2,779,091
 .................................................
   Market Value:                                            --           --
 .................................................
PUTNAM VT GLOBAL GROWTH FUND
 Shares 348,458
 Cost $5,697,759
 .................................................
   Market Value:                                            --           --
 .................................................
PUTNAM VT GROWTH AND INCOME FUND
 Shares 865,166
 Cost $20,237,142
 .................................................
   Market Value:                                            --           --
 .................................................
PUTNAM VT HIGH YIELD FUND
 Shares 247,281
 Cost $3,105,496
 .................................................
   Market Value:                                            --           --
 .................................................
PUTNAM VT INTERNATIONAL GROWTH FUND
 Shares 26,962
 Cost $294,404
 .................................................
   Market Value:                                       308,179           --
 .................................................
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
 Shares 31,389
 Cost $348,543
 .................................................
   Market Value:                                            --      361,910
 .................................................
Due From ITT Hartford Life & Annuity Insurance
 Company                                                    --           --
 .................................................
Receivable from fund shares sold                            23           --
--------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                           308,202      361,910
---------------------------------------------------------------------------------------------------------------------
LIABILITIES
Due to ITT Hartford Life & Annuity Insurance
 Company                                                    --           37
 .................................................
Payable for fund shares purchased                           --           --
 .................................................
TOTAL LIABILITIES                                           --           37
----------------------------------------------------------------------------------------------------------------------------

NET ASSETS (VARIABLE LIFE CONTRACT LIABILITIES)      $ 308,202    $ 361,873
----------------------------------------------------------------------------------------------------------------------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                            63    - PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Assets and Liabilities (continued)
--------------------------------------------------------------------------------

December 31, 1997                             International Money      New          New          U.S.            Utilities
                                              New          Market      Opportunities Value       Government and  Growth
                                              Opportunities Fund       Fund         Fund         High            and Income
                                              Fund         Sub-Account Sub-Account  Sub-Account  Quality Bond    Fund
                                              Sub-Account                                        Fund            Sub-Account
                                                                                                 Sub-Account
---------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
 ..........................................................................................................................
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
FUND
 Shares 55,483
 Cost $583,820
 ..........................................................................................................................
   Market Value:                               $ 552,610   $       --  $        --   $      --     $       --    $       --
 ..........................................................................................................................
PUTNAM VT MONEY MARKET FUND
 Shares 4,369,477
 Cost $4,369,477
 ..........................................................................................................................
   Market Value:                                      --    4,369,477           --          --             --            --
 ..........................................................................................................................
PUTNAM VT NEW OPPORTUNITIES FUND
 Shares 590,759
 Cost $10,187,467
 ..........................................................................................................................
 Market Value:                                        --           --   12,541,819          --             --            --
 ..........................................................................................................................
PUTNAM VT NEW VALUE FUND
 Shares 74,976
 Cost $798,149
 ..........................................................................................................................
 Market Value:                                        --           --           --     881,713             --            --
 ..........................................................................................................................
PUTNAM VT U.S. GOVERNMENT AND HIGH QUALITY
FUND
 Shares 71,748
 Cost $934,277
 ..........................................................................................................................
 Market Value:                                        --           --           --          --        962,859            --
 ..........................................................................................................................
PUTNAM VT UTILITIES GROWTH & INCOME FUND
 Shares 134,120
 Cost $1,836,083
 ..........................................................................................................................
 Market Value:                                        --           --           --          --             --     2,298,810
 ..........................................................................................................................
PUTNAM VT VISTA FUND
 Shares 36,520
 Cost $407,685
 ..........................................................................................................................
 Market Value:                                        --           --           --          --             --            --
 ..........................................................................................................................
PUTNAM VT VOYAGER FUND
 Shares 347,145
 Cost $11,091,194
 ..........................................................................................................................
 Market Value:                                        --           --           --          --             --            --
 ..........................................................................................................................
Due From ITT Hartford Life & Annuity
 Insurance Company                                    --           88          828          --             --           506
 ..........................................................................................................................
Receivable from fund shares sold                      --           --           --           1            121            --
---------------------------------------------------------------------------------------------------------------------------
Total Assets                                     552,610    4,369,565   12,542,647     881,714        962,980     2,299,316
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Due to ITT Hartford Life & Annuity Insurance
 Company                                              --           --           --          --            122            --
 ..........................................................................................................................
Payable for fund shares purchased                     --           58           --          --             --           389
 ..........................................................................................................................
TOTAL LIABILITIES                                     --           58           --          --            122           389
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE ANNUITY CONTRACT
LIABILITIES)                                   $ 552,610   $4,369,507  $12,542,647   $ 881,714     $  962,858    $2,298,927
---------------------------------------------------------------------------------------------------------------------------

December 31, 1997                             Vista        Voyager
                                              Fund         Fund
                                              Sub-Account  Sub-Account

---------------------------------------------------------------------------------------------------------------------------

ASSETS
Investments:
 ...........................................
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
FUND
 Shares 55,483
 Cost $583,820
 ...........................................
   Market Value:                               $      --   $        --
 ...........................................
PUTNAM VT MONEY MARKET FUND
 Shares 4,369,477
 Cost $4,369,477
 ...........................................
   Market Value:                                      --            --
 ...........................................
PUTNAM VT NEW OPPORTUNITIES FUND
 Shares 590,759
 Cost $10,187,467
 ...........................................
 Market Value:                                        --            --
 ...........................................
PUTNAM VT NEW VALUE FUND
 Shares 74,976
 Cost $798,149
 ...........................................
 Market Value:                                        --            --
 ...........................................
PUTNAM VT U.S. GOVERNMENT AND HIGH QUALITY
FUND
 Shares 71,748
 Cost $934,277
 ...........................................
 Market Value:                                        --            --
 ...........................................
PUTNAM VT UTILITIES GROWTH & INCOME FUND
 Shares 134,120
 Cost $1,836,083
 ...........................................
 Market Value:                                        --            --
 ...........................................
PUTNAM VT VISTA FUND
 Shares 36,520
 Cost $407,685
 ...........................................
 Market Value:                                   449,928            --
 ...........................................
PUTNAM VT VOYAGER FUND
 Shares 347,145
 Cost $11,091,194
 ...........................................
 Market Value:                                        --    13,566,417
 ...........................................
Due From ITT Hartford Life & Annuity
 Insurance Company                                    --           461
 ...........................................
Receivable from fund shares sold                      --            --
---------------------------------------------------------------------------------------------------------------------------

Total Assets                                     449,928    13,566,878
---------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Due to ITT Hartford Life & Annuity Insurance
 Company                                               2            --
 ...........................................
Payable for fund shares purchased                     --            --
 ...........................................
TOTAL LIABILITIES                                      2            --
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS (VARIABLE ANNUITY CONTRACT
LIABILITIES)                                   $ 449,926   $13,566,878
---------------------------------------------------------------------------------------------------------------------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                            64    - PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

Statement of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

                                                         Units
                                                         Owned by   Unit       Contract
December 31, 1997                                        Participants Price    Liability
-----------------------------------------------------------------------------------------------------
Deferred life contracts in the accumulation period:
  Individual Sub-Accounts:
 ....................................................................................................
   Asia Pacific Growth Fund Sub-Account                     37,853  $ 9.525374 $   360,566
 ....................................................................................................
   Diversified Income Fund Sub-Account                     178,602  13.990371    2,498,707
 ....................................................................................................
   Global Asset Allocation Fund Sub-Account                181,430  17.268298    3,132,989
 ....................................................................................................
   Global Growth Fund Sub-Account                          408,646  15.638791    6,390,730
 ....................................................................................................
   Growth and Income Fund Sub-Account                    1,192,000  20.554886   24,501,429
 ....................................................................................................
   High Yield Fund Sub-Account                             220,685  15.261496    3,367,984
 ....................................................................................................
   International Growth Fund Sub-Account                    26,538  11.613622      308,202
 ....................................................................................................
   International Growth and Income Fund Sub-Account         30,304  11.941331      361,873
 ....................................................................................................
   International New Opportunities Fund Sub-Account         55,319  9.989509       552,610
 ....................................................................................................
   Money Market Fund Sub-Account                         3,749,175  1.165458     4,369,507
 ....................................................................................................
   New Opportunities Fund Sub-Account                      634,437  19.769721   12,542,647
 ....................................................................................................
   New Value Fund Sub-Account                               74,976  11.759921      881,714
 ....................................................................................................
   U.S. Government and High Quality Bond Fund
    Sub-Account                                             71,791  13.411936      962,858
 ....................................................................................................
   Utilities Growth and Income Fund Sub-Account            119,168  19.291514    2,298,927
 ....................................................................................................
   Vista Fund Sub-Account                                   36,516  12.321288      449,926
 ....................................................................................................
   Voyager Fund Sub-Account                                670,510  20.233655   13,566,878
-----------------------------------------------------------------------------------------------------
GRAND TOTAL CONTRACT LIABILITY (ALL SUB-ACCOUNTS):                             $76,547,547
-----------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                            65    - PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Operations
--------------------------------------------------------------------------------

For the year ended                             Asia          Diversified   Global Asset   Global         Growth          High Yield
December 31, 1997                              Pacific       Income Fund   Allocation     Growth Fund    and Income      Fund
                                               Growth Fund   Sub-Account   Fund           Sub-Account    Fund            Sub-Account
                                               Sub-Account                 Sub-Account                   Sub-Account
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $6,828      $132,930        $69,277       $104,380          $24,482     $165,816
 ...................................................................................................................................
 Capital gains income                                  --        20,956        118,411        112,272          789,799       19,228
 ...................................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
 ...................................................................................................................................
 Net realized gain (loss) on security
   transactions                                       132        11,405          1,345           (747)          (3,845)       1,555
 ...................................................................................................................................
 Net unrealized appreciation (depreciation)
   of investments during the period               (65,164)       14,728        222,497        425,520        2,878,520      177,334
 ...................................................................................................................................
 Net gain (loss) on investments                   (65,032)       26,133        223,842        424,773        2,874,675      178,889
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:                       $(58,204)     $180,019      $ 411,530      $ 641,425      $ 3,988,956     $363,933
------------------------------------------------------------------------------------------------------------------------------------

For the year ended                             International   International
December 31, 1997                              Growth Fund     Growth and
                                               Sub-Account*    Income Fund
                                                               Sub-Account*
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $4,598         $10,865
 ............................................
 Capital gains income                                  --              --
 ............................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
 ............................................
 Net realized gain (loss) on security
   transactions                                        (3)            145
 ............................................
 Net unrealized appreciation (depreciation)
   of investments during the period                13,775          13,367
 ............................................
 Net gain (loss) on investments                    13,772          13,512
-----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:                       $ 18,370        $ 24,377
------------------------------------------------------------------------------------------------------------------

* From inception, January 2, 1997, to December 31, 1997.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                            66    - PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Operations (continued)
--------------------------------------------------------------------------------

For the year ended                            International Money       New          New          U.S. Government  Utilities
December 31, 1997                             New          Market       Opportunities Value       and High         Growth
                                              Opportunities Fund        Fund         Fund         Quality Bond     and Income
                                              Fund         Sub-Account  Sub-Account  Sub-Account* Fund             Fund
                                              Sub-Account*                                        Sub-Account      Sub-Account
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $   1,554    $ 263,015    $      --    $      --      $  41,593      $  50,859
 .............................................................................................................................
 Capital gains income                                 --           --           --           --             --         69,354
 .............................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
 .............................................................................................................................
 Net realized gain (loss) on security
   transactions                                     (129)          --       24,784       (7,183)         1,535          2,809
 .............................................................................................................................
 Net unrealized appreciation (depreciation)
   of investments during the period              (31,210)          --    2,122,853       83,564         23,755        341,948
 .............................................................................................................................
 Net gain (loss) on investments                  (31,339)          --    2,147,637       76,381         25,290        344,757
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:                     $ (29,785)   $ 263,015    $2,147,637   $  76,381      $  66,883      $ 464,970
------------------------------------------------------------------------------------------------------------------------------

For the year ended                            Vista        Voyager
December 31, 1997                             Fund         Fund
                                              Sub-Account  Sub-Account*

------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
 Dividends                                     $      33    $  18,916
 ...........................................
 Capital gains income                                 --      407,658
 ...........................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
 ...........................................
 Net realized gain (loss) on security
   transactions                                   (8,009)       4,822
 ...........................................
 Net unrealized appreciation (depreciation)
   of investments during the period               42,243    2,153,271
 ...........................................
 Net gain (loss) on investments                   34,234    2,158,093
------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:                     $  34,267    $2,584,667
------------------------------------------------------------------------------------------------------------------------------


* From inception, January 2, 1997, to December 31, 1997.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                            67    - PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

For the year ended                   Asia          Diversified   Global Asset   Global         Growth        High Yield
December 31, 1997                    Pacific       Income Fund   Allocation     Growth Fund    and Income    Fund
                                     Growth Fund   Sub-Account   Fund           Sub-Account    Fund          Sub-Account
                                     Sub-Account                 Sub-Account                   Sub-Account
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $  6,828    $   132,930    $    69,277    $   104,380    $   324,482   $   165,816
 ........................................................................................................................
 Capital gains income                        --         20,956        118,411        112,272        789,799        19,228
 ........................................................................................................................
 Net realized gain (loss) on
   security transactions                    132         11,405          1,345           (747)        (3,845)        1,555
 ........................................................................................................................
 Net unrealized appreciation
   (depreciation) of investments
   during the period                    (65,164)        14,728        222,497        425,520      2,878,520       177,334
 ........................................................................................................................
 Net increase (decrease) in net
   assets resulting from operations     (58,204)       180,019        411,530        641,425      3,988,956       363,933
 ........................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                   --             --             --             --             --            --
 ........................................................................................................................
 Net transfers                           79,345        672,116      1,228,080      2,514,584      8,374,826     1,399,456
 ........................................................................................................................
 Surrenders                              (6,561)       (19,125)       (73,245)      (102,670)      (532,447)      (72,741)
 Net loan activity                           10             13         (8,703)       (72,872)      (152,771)        3,935
 ........................................................................................................................
 Cost of insurance                       (2,368)       (18,488)       (16,817)       (37,044)      (129,399)      (18,397)
 ........................................................................................................................
 Net increase (decrease) in net
   assets resulting from unit
   transactions                          70,426        634,516      1,129,315      2,301,998      7,560,209     1,312,253
 ........................................................................................................................
 Total increase (decrease) in net
   assets                                12,222        814,535      1,540,845      2,943,423     11,549,165     1,676,186
 ........................................................................................................................
NET ASSETS:
 Beginning of period                    348,344      1,684,172      1,592,144      3,447,307     12,952,264     1,691,798
-------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                         $360,566    $ 2,498,707    $ 3,132,989    $ 6,390,730    $24,501,429   $ 3,367,984
-------------------------------------------------------------------------------------------------------------------------

For the year ended                   International International
December 31, 1997                    Growth Fund   Growth and
                                     Sub-Account*  Income Fund
                                                   Sub-Account*
-------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
 Net investment income (loss)          $  4,598      $ 10,865
 ..................................
 Capital gains income                        --            --
 ..................................
 Net realized gain (loss) on
   security transactions                     (3)          145
 ..................................
 Net unrealized appreciation
   (depreciation) of investments
   during the period                     13,775        13,367
 ..................................
 Net increase (decrease) in net
   assets resulting from operations      18,370        24,377
 ..................................
UNIT TRANSACTIONS:
 Purchases                                1,000         1,000
 ..................................
 Net transfers                          298,426       346,481
 ..................................
 Surrenders                              (2,846)       (3,498)
 Net loan activity                       (5,512)       (5,432)
 ..................................
 Cost of insurance                       (1,236)       (1,055)
 ..................................
 Net increase (decrease) in net
   assets resulting from unit
   transactions                         289,832       337,496
 ..................................
 Total increase (decrease) in net
   assets                               308,202       361,873
 ..................................
NET ASSETS:
 Beginning of period                         --            --
-------------------------------------------------------------------------------------------------------------------------

 END OF PERIOD                         $308,202      $361,873
-------------------------------------------------------------------------------------------------------------------------


* From inception, January 2, 1997, to December 31, 1997.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                            68    - PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the year ended         International Money      New          New          U.S.            Utilities   Vista        Voyager
December 31, 1997          New          Market      Opportunities Value       Government and  Growth      Fund         Fund
                           Opportunities Fund       Fund         Fund         High            and Income  Sub-Account* Sub-Account
                           Fund         Sub-Account Sub-Account  Sub-Account* Quality Bond    Fund
                           Sub-Account*                                       Fund            Sub-Account
                                                                              Sub-Account
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
   (loss)                   $   1,554   $  263,015  $        --   $      --     $   41,593    $   50,859   $      33   $    18,916
 .................................................................................................................................
 Capital gains income              --           --           --          --             --        69,354          --       407,658
 .................................................................................................................................
 Net realized gain (loss)
   on security
   transactions                  (129)          --       24,784      (7,183)         1,535         2,809      (8,009)        4,822
 .................................................................................................................................
 Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period                     (31,210)          --    2,122,853      83,564         23,755       341,948      42,243     2,153,271
 .................................................................................................................................
 Net increase (decrease)
   in net assets
   resulting from
   operations                 (29,785)     263,015    2,147,637      76,381         66,883       464,970      34,267     2,584,667
 .................................................................................................................................
UNIT TRANSACTIONS:
 Purchases                      1,000   24,471,594           --       1,000             --            --       1,000            --
 .................................................................................................................................
 Net transfers                594,284   (25,898,707)   3,948,752    822,347        290,877       842,138     425,017     4,061,985
 .................................................................................................................................
 Surrenders                    (6,019)    (138,936)    (264,042)     (9,033)       (30,658)      (45,296)     (3,307)     (284,657)
 .................................................................................................................................
 Net loan activity             (4,621)  (1,205,487)     (71,438)     (5,472)        43,121       (11,744)     (5,648)      (36,310)
 .................................................................................................................................
 Cost of insurance             (2,249)     (47,389)     (64,510)     (3,509)        (5,318)      (12,723)     (1,403)      (71,377)
 .................................................................................................................................
 Net increase (decrease)
   in net assets
   resulting from unit
   transactions               582,395   (2,818,925)   3,548,762     805,333        298,022       772,375     415,659     3,669,641
 .................................................................................................................................
 Total increase
   (decrease) in net
   assets                     552,610   (2,555,910)   5,696,399     881,714        364,905     1,237,345     449,926     6,254,308
 .................................................................................................................................
NET ASSETS:
 Beginning of period               --    6,925,417    6,846,248          --        597,953     1,061,582          --     7,312,570
-----------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD              $ 552,610   $4,369,507  $12,542,647   $ 881,714     $  962,858    $2,298,927   $ 449,926   $13,566,878
-----------------------------------------------------------------------------------------------------------------------------

* From inception, January 2, 1997, to December 31, 1997.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                            69    - PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets
-----------------------------------------------------------------------------

For the year ended                   Asia          Diversified   Global Asset   Global         Growth        High Yield
December 31, 1996                    Pacific       Income Fund   Allocation     Growth Fund    and Income    Fund
                                     Growth Fund   Sub-Account   Fund           Sub-Account    Fund          Sub-Account
                                     Sub-Account                 Sub-Account                   Sub-Account
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $  2,103    $    21,970    $    16,598    $    23,213    $   190,521   $    58,411
 ........................................................................................................................
 Capital gains income                        --             --         10,892         33,815         86,385            --
 ........................................................................................................................
 Net realized gain (loss) on
   security transactions                    139         11,050            (60)           515           (249)       12,566
 ........................................................................................................................
 Net unrealized appreciation
   (depreciation) of investments
   during the period                     15,115         65,917        117,195        242,512      1,193,437        76,806
 ........................................................................................................................
 Net increase (decrease) in net
   assets resulting from operations      17,357         98,937        144,625        300,055      1,470,094       147,783
 ........................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                   --             --             --             --          7,606            --
 ........................................................................................................................
 Net transfers                          292,487      1,527,357      1,263,299      2,718,060      9,205,818     1,302,945
 ........................................................................................................................
 Surrenders                              (3,336)       (42,573)       (25,561)       (92,232)      (177,135)      (15,962)
 ........................................................................................................................
 Net loan activity                          (19)           (30)            (1)        (4,157)       (14,121)         (382)
 ........................................................................................................................
 Cost of insurance                       (1,348)        (5,600)        (5,712)       (12,445)       (46,206)       (7,414)
 ........................................................................................................................
 Net increase (decrease) in net
   assets resulting from unit
   transactions                         287,784      1,479,154      1,232,025      2,609,226      8,975,962     1,279,187
 ........................................................................................................................
 Total increase (decrease) in net
   assets                               305,141      1,578,091      1,376,650      2,909,281     10,446,056     1,426,970
 ........................................................................................................................
NET ASSETS:
 Beginning of period                     43,203        106,081        215,494        538,026      2,506,208       264,828
------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                         $348,344    $ 1,684,172    $ 1,592,144    $ 3,447,307    $12,952,264   $ 1,691,798
------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                            70    - PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets (continued)
-----------------------------------------------------------------------------

For the year ended                        Money         New             U.S.        Utilities     Voyager
December 31, 1996                         Market        Opportunities   Government  Growth        Fund
                                          Fund          Fund            and High    and Income    Sub-Account
                                          Sub-Account   Sub-Account     Quality     Fund
                                                                        Bond        Sub-Account
                                                                        Fund
                                                                        Sub-Account
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $    208,905    $       --    $ 23,073    $    20,790     $    48,841
 ..............................................................................................................
 Capital gains income                               --            --          --             --          94,981
 ..............................................................................................................
 Net realized gain (loss) on security
   transactions                                     --        (8,438)         (7)         2,502          (1,003)
 ..............................................................................................................
 Net unrealized appreciation
   (depreciation) of investments during
   the period                                       --        80,783      (6,719)        95,368         192,061
 ..............................................................................................................
 Net increase (decrease) in net assets
   resulting from operations                   208,905        72,345      16,347        118,660         334,880
 ..............................................................................................................
UNIT TRANSACTIONS:
 Purchases                                  33,859,102         7,159          --             --           7,606
 ..............................................................................................................
 Net transfers                             (28,335,131)    5,351,891     381,013        662,417       5,629,844
 ..............................................................................................................
 Surrenders                                    (82,757)     (120,649)     (8,236)       (10,864)       (104,445)
 ..............................................................................................................
Net loan activity                           (1,520,254)       (1,410)    (25,381)        (1,571)           (209)
 ..............................................................................................................
 Cost of insurance                             (45,730)      (26,304)     (3,228)        (5,397)        (27,501)
 ..............................................................................................................
 Net increase (decrease) in net assets
   resulting from unit transactions          3,875,230     5,210,687     344,168        644,585       5,505,295
 ..............................................................................................................
 Total increase (decrease) in net assets     4,084,135     5,283,032     360,515        763,245       5,840,175
 ..............................................................................................................
NET ASSETS:
 Beginning of period                         2,841,282     1,563,216     237,438        298,337       1,472,395
----------------------------------------------------------------------------------------------------------
 END OF PERIOD                            $  6,925,417    $6,846,248    $597,953    $ 1,061,582     $ 7,312,570
----------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                            71    - PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Notes to Financial Statements
December 31, 1997

1.  ORGANIZATION:

Putnam Capital Manager Trust Separate Account Five (the Account) is a separate investment account within ITT Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the various mutual funds (the Funds) as directed by the contractholders.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1997.

C) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                            72    - PROSPECTUS

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors of ITT Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of ITT Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1997 and 1996, and the related statutory statements of income, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 1 of notes to statutory financial statements. When statutory financial statements are presented for purposes other than for filing with a regulatory agency, generally accepted auditing standards require that an auditors' report on them state whether they are presented in conformity with generally accepted accounting principles. The accounting practices used by the Company vary from generally accepted accounting principles as explained and quantified in Note 1.

In our opinion, because the differences in accounting practices as described in
Note 1 are material, the statutory financial statements referred to above do not present fairly, in accordance with generally accepted accounting principles, the financial position of the Company as of December 31, 1997 and 1996, and the results of its operations and its cash flows for each of three years in the period ended December 31, 1997.

However, in our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1997 and 1996, and the results of operations and its cash flows for each of the three years in the period ended December 31, 1997 in conformity with statutory accounting practices as described in Note 1.

Hartford, Connecticut
January 27, 1998                 ARTHUR ANDERSEN LLP

                            73    - PROSPECTUS

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATUTORY BALANCE SHEETS
                                     ($000)
              ---------------------------------------------------

                                                       AS OF DECEMBER 31,
                                               ----------------------------------------
                                                       1997         1996
                                               ----------------------------------------
ASSETS
  Bonds                                             $ 1,501,311  $ 1,268,480
  Common stocks                                          64,408       44,996
  Mortgage loans                                         85,103            0
  Policy loans                                           36,533       28,853
  Cash and short-term investments                       309,432      176,830
  Other invested assets                                  20,942        2,858
                                               ----------------------------------------
                    TOTAL CASH AND INVESTED ASSETS    2,017,729    1,522,017
                                               ----------------------------------------
  Investment income due and accrued                      15,878       14,555
  Premium balances receivable                               389          373
  Receivables from affiliates                             1,269          257
  Other assets                                           22,788       19,099
  Separate Account assets                            23,208,728   14,619,324
                                               ----------------------------------------
                                      TOTAL ASSETS  $25,266,781  $16,175,625
                                               ----------------------------------------
LIABILITIES
  Aggregate reserves for future benefits            $   605,183  $   571,970
  Policy and contract claims                              5,672        6,806
  Liability for premium and other deposit funds       1,795,149    1,155,143
  Asset valuation reserve                                13,670        7,442
  Payable to affiliates                                  20,972       10,022
  Other liabilities                                    (754,393)    (498,195)
  Separate Account liabilities                       23,208,728   14,619,324
                                               ----------------------------------------
                                 TOTAL LIABILITIES   24,894,981   15,872,512
                                               ----------------------------------------
CAPITAL AND SURPLUS
  Common stock                                            2,500        2,500
  Gross paid-in and contributed surplus                 226,043      226,043
  Unassigned funds                                      143,257       74,570
                                               ----------------------------------------
                         TOTAL CAPITAL AND SURPLUS      371,800      303,113
                                               ----------------------------------------
            TOTAL LIABILITIES, CAPITAL AND SURPLUS  $25,266,781  $16,175,625
                                               ----------------------------------------

The accompanying notes are an integral part of these statutory financial statements.

                            74    - PROSPECTUS

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                         STATUTORY STATEMENTS OF INCOME
                                     ($000)
              ---------------------------------------------------

                                                     FOR THE YEARS ENDED DECEMBER 31,
                                                         ----------------------------------------
                                                       1997        1996        1995
                                                         ----------------------------------------
REVENUES
  Premiums and annuity considerations               $  296,645  $  250,244  $  165,792
  Annuity and other fund deposits                    1,981,246   1,897,347   1,087,661
  Net investment income                                102,285      98,441      78,787
  Commissions and expense allowances on
   reinsurance ceded                                   396,921     370,637     183,380
  Reserve adjustment on reinsurance ceded            3,672,076   3,864,395   1,879,785
  Other revenues                                       288,632     161,906     140,796
                                                         ----------------------------------------
                                    TOTAL REVENUES   6,737,805   6,642,970   3,536,201
                                                         ----------------------------------------
BENEFITS AND EXPENSES
  Death and annuity benefits                            66,013      60,111      53,029
  Surrenders and other benefit payments                461,733     276,720     221,392
  Commissions and other expenses                       564,240     491,720     236,202
  Increase in aggregate reserves for future
   benefits                                             33,213      27,351      94,253
  Increase in liability for premium and other
   deposit funds                                       640,006     207,156     460,124
  Net transfers to Separate Accounts                 4,914,980   5,492,964   2,414,669
                                                         ----------------------------------------
                       TOTAL BENEFITS AND EXPENSES   6,680,185   6,556,022   3,479,669
                                                         ----------------------------------------
NET GAIN FROM OPERATIONS
 BEFORE FEDERAL INCOME TAXES                            57,620      86,948      56,532
  Federal income tax (benefit) expense                 (14,878)     19,360      14,048
                                                         ----------------------------------------
NET GAIN FROM OPERATIONS                                72,498      67,588      42,484
  Net realized capital gains, after tax                  1,544         407         374
                                                         ----------------------------------------
                                        NET INCOME  $   74,042  $   67,995  $   42,858
                                                         ----------------------------------------

The accompanying notes are an integral part of these statutory financial statements.

                            75    - PROSPECTUS

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
             STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                                     ($000)
              ---------------------------------------------------

                                                    FOR THE YEARS ENDED DECEMBER 31,
                                                      -------------------------------------------
                       1997                           1996        1995
                                                      -------------------------------------------
CAPITAL AND SURPLUS - BEGINNING OF YEAR             $ 303,113   $ 238,334   $  91,285
                                                      -------------------------------------------
  Net Income                                           74,042      67,995      42,858
  Change in Net Unrealized Capital Gains (Losses)
   on Common Stocks and Other Invested Assets           2,186      (5,171)      1,709
  Change in Asset Valuation Reserve                    (6,228)        568      (5,588)
  Change in Non-Admitted Assets                        (1,313)      1,387      (1,944)
  Aggregate Write-ins for Surplus (See Note 3)              0           0       8,080
  Dividends to Shareholder                                  0           0     (10,000)
  Paid-In Surplus                                           0           0     111,934
                                                      -------------------------------------------
                     CHANGE IN CAPITAL AND SURPLUS     68,687      64,779     147,049
                                                      -------------------------------------------
CAPITAL AND SURPLUS - END OF YEAR                   $ 371,800   $ 303,113   $ 238,334
                                                      -------------------------------------------

The accompanying notes are an integral part of these statutory financial statements.

                            76    - PROSPECTUS

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                       STATUTORY STATEMENTS OF CASH FLOWS
                                     ($000)
              ---------------------------------------------------

                                                       FOR THE YEARS ENDED DECEMBER 31,
                                                            -------------------------------------------
                                                       1997          1996          1995
                                                            -------------------------------------------
OPERATIONS
  Premiums, Annuity Considerations and Fund
   Deposits                                          $2,277,874    $2,147,627    $1,253,511
  Investment Income                                     101,991       106,178        78,328
  Other Income                                        4,381,718     4,396,892     2,253,466
                                                            -------------------------------------------
  Total Income                                        6,761,583     6,650,697     3,585,305
                                                            -------------------------------------------
  Benefits Paid                                         529,733       338,998       277,965
  Federal Income Taxes (Received) Paid on
   Operations                                           (14,499)       28,857       208,423
  Other Expenses                                      5,754,725     6,254,139     2,664,385
                                                            -------------------------------------------
  Total Benefits and Expenses                         6,269,959     6,621,994     3,150,773
                                                            -------------------------------------------
                          NET CASH FROM OPERATIONS      491,624        28,703       434,532
                                                            -------------------------------------------

PROCEEDS FROM INVESTMENTS
  Bonds                                                 614,413       871,019       287,941
  Common Stocks                                          11,481        72,100            52
  Other                                                     152            10            28
                                                            -------------------------------------------
                           NET INVESTMENT PROCEEDS      626,046       943,129       288,021
                                                            -------------------------------------------

TAXES PAID ON CAPITAL GAINS                                   0           936           226
PAID-IN SURPLUS                                               0             0       111,934
  OTHER CASH PROVIDED                                         0        41,998        28,199
                                                            -------------------------------------------
                                    TOTAL PROCEEDS    1,117,670     1,012,894       862,460
                                                            -------------------------------------------

COST OF INVESTMENTS ACQUIRED
  Bonds                                                 848,267       914,523       720,521
  Common Stocks                                          28,302        82,495        35,794
  Mortgage Loans                                         85,103             0             0
  Miscellaneous Applications                             18,548           130         2,146
                                                            -------------------------------------------
                        TOTAL INVESTMENTS ACQUIRED      980,220       997,148       758,461
                                                            -------------------------------------------

OTHER CASH APPLIED
  Dividends Paid to Stockholders                              0             0        10,000
  Other                                                   4,848        12,220         5,007
                                                            -------------------------------------------
TOTAL OTHER CASH APPLIED                                  4,848        12,220        15,007
                                                            -------------------------------------------
                                TOTAL APPLICATIONS      985,068     1,009,368       773,468
                                                            -------------------------------------------

NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS           132,602         3,526        88,992
                                                            -------------------------------------------

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR      176,830       173,304        84,312
                                                            -------------------------------------------

CASH AND SHORT-TERM INVESTMENTS, END OF YEAR        $   309,432   $   176,830   $   173,304
                                                            -------------------------------------------

The accompanying notes are an integral part of these statutory financial statements.

                            77    - PROSPECTUS

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 1997
(AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

      -------------------------------------------------------------------

SUMMARY OF SIGNIFICANT
ACCOUNTING POLICIES
ORGANIZATION

ITT Hartford Life and Annuity Insurance Company ("ILA" or "the Company"), formerly known as ITT Life Insurance Corporation, is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"), which is majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"), formerly a wholly owned subsidiary of ITT Corporation ("ITT"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing 18.6% of the equity ownership of HLI. On December 19, 1995, ITT Corporation distributed all the outstanding shares of The Hartford to ITT shareholders of record in an action known herein as the "Distribution". As a result of the Distribution, The Hartford became an independent, publicly traded company. During 1996, ILA re-domesticated from the State of Wisconsin to the State of Connecticut.

ILA offers a complete line of ordinary and universal life insurance, individual annuities and certain supplemental accident and health benefit coverages.

BASIS OF PRESENTATION

The accompanying ILA statutory financial statements were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. The most significant estimates are for determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, premium taxes, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life of the policy;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally, are only recorded for policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders and the retrospective deposit method is used in accounting for universal life and other types of contracts where the payment pattern is irregular or surrender charges are a significant source of profit. The prospective deposit method is used for GAAP purposes where investment margins are the primary source of profit;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used for GAAP financial reporting;

(4) providing for income taxes based on current taxable income (tax return) only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes;

(5) excluding certain GAAP assets designated as non-admitted assets (e.g., past due agents' balances and furniture and equipment) from the balance sheet for statutory purposes by directly charging surplus;

(6) establishing accruals for post-retirement and post-employment health care benefits on an option basis, using a twenty year phase-in approach, whereas GAAP liabilities are recorded upon adoption of the applicable standard;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve); as well as the deferral and amortization of realized gains and losses, motivated by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve); whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded, where risk transfer has taken place; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

                            78    - PROSPECTUS

(9) the reporting of fixed maturities at amortized cost, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a component of Stockholder's Equity designated as "Net unrealized capital gains (losses) on securities net of tax". For statutory reporting purposes, Change in Net Unrealized Capital Gains (Losses) on Common Stocks and Other Invested Assets includes the change in unrealized gains (losses) on common stock reported at fair value; and

(10) separate account liabilities are valued on the Commissioner's Annuity Reserve Valuation Method ("CARVM"), with the surplus generated recorded as a liability to the general account (and a contra liability on the balance sheet of the general account), whereas GAAP liabilities are valued at account value.

As of and for the years ended December 31, 1997, 1996 and 1995, the significant differences between statutory and GAAP basis net income and capital and surplus for the Company are summarized as follows:

                                    1997          1996         1995
                                 -------------------------------------------------
GAAP NET INCOME:                $     58,050   $   41,202   $   38,821

  Amortization and deferral of
   policy acquisition costs         (345,658)    (341,572)    (174,341)
  Change in unearned revenue
   reserve                             4,641       55,504       32,300
  Deferred taxes                      47,113        2,090        2,801
  Separate accounts                  282,818      306,978      146,635
  Other, net                          27,078        3,793       (3,358)
                                 -------------------------------------------------
  Statutory Net Income          $     74,042   $   67,995   $   42,858
                                 -------------------------------------------------
GAAP CAPITAL AND SURPLUS        $    570,469   $  503,887   $  455,541

  Deferred policy acquisition
   costs                          (1,283,771)    (938,114)    (596,542)
  Unearned revenue reserve           134,789      130,148       74,644
  Deferred taxes                      64,522       12,823        1,493
  Separate accounts                  923,040      640,101      333,123
  Asset valuation reserve            (13,670)      (7,442)      (8,010)
  Unrealized gains (losses) on
   bonds                              13,943        5,112       (1,696)
  Adjustment relating to
   Lyndon contribution (see
   Note 3)                           (41,277)     (41,277)     (41,277)
  Other, net                           3,755       (2,125)      21,058
                                 -------------------------------------------------
  Statutory Capital and
   Surplus                      $    371,800   $  303,113   $  238,334
                                 -------------------------------------------------

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM
AND OTHER DEPOSIT FUNDS

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from 2.5% to 8.75% and using CARVM. Accident and health reserves are established using a two year preliminary term method and morbidity tables based on Company experience.

ILA has established separate accounts to segregate the assets and liabilities of certain annuity contracts that must be segregated from the Company's general assets under the terms of the contracts. The assets consist primarily of marketable securities reported at market value. Premiums, benefits and expenses of these contracts are reported in the Statutory Statements of Income.

INVESTMENTS

Investments in bonds are carried at amortized cost. Bonds which are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a permanent reduction in the value of publicly traded securities occurs, the decrease is reported as a realized loss and the carrying value is adjusted accordingly. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The reserve increased by $6,228 in 1997, decreased by $568 in 1996 and increased by $5,588 in 1995. Additionally, the Interest Maintenance Reserve ("IMR") captures net

                            79    - PROSPECTUS
realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the remaining life of the mortgage loan or bond sold. Realized capital gains and losses, net of taxes not included in IMR are reported in the Statutory Statements of Income. Realized investment gains and losses are determined on a specific identification basis. The amount of net capital losses reclassified from the IMR was $719 in 1997 and the amount of net capital gains reclassified was $1,413 and $39 in 1996 and 1995, respectively. The amount of income amortized was $85, $392 and $256 in 1997, 1996 and 1995, respectively.

OTHER LIABILITIES

The amount reflected in other liabilities includes a receivable from the separate accounts of $923 million and $640 million as of December 31, 1997 and 1996, respectively. The balances are classified in accordance with NAIC accounting practices.

MORTGAGE LOANS

Mortgage loans, carried at cost, which approximates fair value, include investments in assets backed by mortgage loan pools.

2. INVESTMENTS:
(A) COMPONENTS OF NET INVESTMENT INCOME

                                  1997     1996      1995
                 ------------------------------------------
Interest income from bonds and
short-term investments          $100,475  $89,940  $ 76,100
Interest income from policy
loans                              1,958    1,846     1,504
Interest and dividends from
other investments                  1,005    7,864     2,288
                 ------------------------------------------
Gross investment income          103,438   99,650    79,892
Less: investment expenses          1,153    1,209     1,105
                 ------------------------------------------
         NET INVESTMENT INCOME  $102,285  $98,441  $ 78,787
                 ------------------------------------------

(B) COMPONENTS OF NET
UNREALIZED CAPITAL GAINS
(LOSSES)
   ON COMMON STOCKS

                                  1997     1996      1995
                 ------------------------------------------
Gross unrealized capital gains
at end of year                      $537  $   713  $  1,724
Gross unrealized capital
losses at end of year             (1,820)  (4,160)        0
                 ------------------------------------------
Net unrealized capital
(losses) gains                    (1,283)  (3,447)    1,724
Balance at beginning of year      (3,447)   1,724        15
                 ------------------------------------------
      CHANGE IN NET UNREALIZED
        CAPITAL GAINS (LOSSES)
              ON COMMON STOCKS  $  2,164  $(5,171) $  1,709
                 ------------------------------------------

(C) COMPONENTS OF NET
    UNREALIZED CAPITAL GAINS
    (LOSSES) ON BONDS AND
    SHORT-TERM INVESTMENTS
                                  1997     1996      1995
                 ------------------------------------------
Gross unrealized capital gains
at end of year                   $23,357  $11,821  $ 22,251
Gross unrealized capital
losses at end of year             (1,906)  (3,842)   (1,374)
                 ------------------------------------------
Net unrealized capital gains      21,451    7,979    20,877
Balance at beginning of year       7,979   20,877    33,732
                 ------------------------------------------
      CHANGE IN NET UNREALIZED
     CAPITAL GAINS (LOSSES) ON
          BONDS AND SHORT-TERM
                   INVESTMENTS   $13,472  $(12,898)  $54,609
                 ------------------------------------------

                            80    - PROSPECTUS

(D) COMPONENTS OF NET REALIZED
CAPITAL GAINS
                                  1997     1996      1995
                 ------------------------------------------
Bonds and short-term
investments                     $   (120) $ 2,756  $     56
Common stocks                          0        0        52
Real estate and other                114        0         0
                 ------------------------------------------
Realized capital (losses)
gains                                 (6)   2,756       208
Capital gains (benefit) tax         (831)     936      (205)
                 ------------------------------------------
Net realized capital gains,
after tax                            825    1,820       413
Less: IMR capital (losses)
gains                               (719)   1,413        39
                 ------------------------------------------
Net realized capital gains      $  1,544  $   407  $    374
                 ------------------------------------------

(E) OFF-BALANCE SHEET INVESTMENTS

The Company had no significant financial instruments with off-balance sheet risk as of December 31, 1997 and 1996.

(F) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk.

(G) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                Gross Unrealized
                                                Amortized         -------------           Fair
                   1997                           Cost         Gains        Losses        Value
                                                  ------------------------------------------------------------
U.S. government and government agencies and
 authorities:
  Guaranteed and sponsored                         $11,114          $55         $(51)      $11,118
  Guaranteed and sponsored - asset-backed           55,506        1,056         (269)       56,293
States, municipalities and political
 subdivisions                                       26,404          329            0        26,733
International governments                            7,609          500            0         8,109
Public utilities                                    73,024          754         (132)       73,646
All other corporate                                517,715       14,110         (704)      531,121
All other corporate - asset-backed                 630,069        5,005         (739)      634,335
Short-term investments                             277,330           33           (8)      277,355
Certificates of deposit                             93,770        1,515           (3)       95,282
Parents, subsidiaries and affiliates                86,100            0            0        86,100
                                                  ------------------------------------------------------------
       TOTAL BONDS AND SHORT-TERM INVESTMENTS  $ 1,778,641   $   23,357   $   (1,906)  $ 1,800,092
                                                  ------------------------------------------------------------


                                                                Gross Unrealized
                                                                  -------------           Fair
                                                  Cost         Gains        Losses        Value
                                                  ------------------------------------------------------------
Common stock - unaffiliated                        $30,307         $537           $0       $30,844
Common stock - affiliated                           35,384            0       (1,820)       33,564
                                                  ------------------------------------------------------------
                          TOTAL COMMON STOCKS  $    65,691   $      537   $   (1,820)  $    64,408
                                                  ------------------------------------------------------------

                            81    - PROSPECTUS

                                                                Gross Unrealized
                                                Amortized         -------------           Fair
                   1997                           Cost         Gains        Losses        Value
                                                  ------------------------------------------------------------
U.S. government and government agencies and
 authorities:
  Guaranteed and sponsored                         $58,761           $6        $(195)      $58,572
  Guaranteed and sponsored - asset-backed           78,237        1,477         (609)       79,105
States, municipalities and political
 subdivisions                                       25,958          163           (2)       26,119
International governments                            7,447          205            0         7,652
Public utilities                                    70,116          396         (424)       70,088
All other corporate                                410,530        6,357       (1,355)      415,532
All other corporate - asset-backed                 485,953        2,654       (1,081)      487,526
Short-term investments                             148,094            0          (66)      148,028
Certificates of deposit                             83,378          563         (110)       83,831
Parents, subsidiaries and affiliates                48,100            0            0        48,100
                                                  ------------------------------------------------------------
  TOTAL BONDS AND SHORT-TERM
   INVESTMENTS                                  $1,416,574      $11,821      $(3,842)   $1,424,553
                                                  ------------------------------------------------------------

                                                                Gross Unrealized
                                                                  -------------
                                                  COST         GAINS        LOSSES     FAIR VALUE
                                                  ------------------------------------------------------------
Common stock - unaffiliated                        $13,064         $713           $0       $13,777
Common stock - affiliated                           35,379            0       (4,160)       31,219
                                                  ------------------------------------------------------------
                          TOTAL COMMON STOCKS      $48,443         $713      $(4,160)      $44,996
                                                  ------------------------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments at December 31, 1997 by management's anticipated maturity are shown below. Asset-backed securities are distributed to maturity year based on ILA's estimate of the rate of future prepayments of principal over the remaining life of the securities. Expected maturities differ from contractual maturities reflecting borrowers' rights to call or prepay their obligations.

                                               Amortized    Estimated
                                                  Cost     Fair Value
                                           ---------------------------
MATURITY
Due in one year or less                        $  424,518  $   696,203
Due after one year through five years             586,980      708,365
Due after five years through ten years            451,963      295,896
Due after ten years                               315,180       99,628
                                           ---------------------------
                                        TOTAL  $1,778,641  $ 1,800,092
                                           ---------------------------

Proceeds from sales of investments in bonds and short-term investments during 1997, 1996 and 1995 were $367,626, $668,078 and $313,961, respectively, resulting in gross realized gains of $964, $3,675 and $1,419, respectively, and gross realized losses of $1,084, $919 and $1,263, respectively, before transfers to IMR. The Company had realized gains of $52 during 1995 from a capital gain distribution.

(H) FAIR VALUE OF FINANCIAL INSTRUMENTS

BALANCE SHEET ITEMS (IN MILLIONS):

                                                      1997                 1996
                                                  ------------------------------------------------
                                               Carrying    Fair     Carrying    Fair
                                                Amount     Value     Amount     Value
                                                  ------------------------------------------------
ASSETS
  Bonds and short-term investments             $ 1,778    $ 1,800   $ 1,417    $ 1,425
  Common stocks                                     64         64        45         45
  Policy loans                                      37         37        29         29
  Mortgage loans                                    85         85         0          0
  Other invested assets                             21         21         3          3
LIABILITIES
  Liabilities on investment contracts          $ 1,911    $ 1,835   $ 1,245    $ 1,191

                            82    - PROSPECTUS

  The carrying amounts for policy loans approximates fair value. The fair value of liabilities on investment contracts are determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

3. RELATED PARTY TRANSACTIONS: Transactions between the Company and its affiliates within The Hartford relate principally to tax settlements, reinsurance, service fees, capital contributions and payments of dividends. The Company has also invested in bonds of its subsidiaries, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, ITT Hartford Life, LTD.

On June 30, 1995, the assets of Lyndon Insurance Company were contributed to ILA. As a result, ILA received approximately $365 million in bonds and short-term investments, common stocks and cash, $28 million in policy reserves, $187 million of current tax liability, $26 million in IMR, $8 million in AVR (offset by an aggregate write-in to surplus), and $4 million of other liabilities. The assets in excess of liabilities of $112 million were recorded as an increase to paid-in surplus.

For additional information, see Note 5.

4. FEDERAL INCOME TAXES: The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were to file separate Federal, state and local income tax returns.

As long as The Hartford continues to beneficially own, directly or indirectly, at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the consolidated group of which The Hartford is the common parent. It is the current intention of The Hartford and its subsidiaries to continue to file a single consolidated Federal income tax return. The Company will continue to remit (receive from) The Hartford a current income tax provision (benefit) computed in accordance with such tax sharing agreement. Federal income taxes (received) paid by the Company were $(14,499), $29,792 and $215,921 in 1997, 1996 and 1995, respectively. The effective tax rate was (26)%, 22% and 25% in 1997, 1996 and 1995, respectively. The following schedule provides a reconciliation of the tax provision at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions).

                                               1997    1996    1995
                                            ------------------------------------
Tax provision at U.S. Federal statutory rate   $ 20    $ 30    $ 20
Tax deferred acquisition costs                   25      27       8
Statutory to tax reserve differences              1       0       3
Unrealized gain on separate accounts            (44)    (21)    (13)
Investments and other                           (17)    (17)     (4)
                                            ------------------------------------
Federal income tax (benefit) expense           $(15)   $ 19    $ 14
                                            ------------------------------------

5. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS: The maximum amount of dividends which can be paid, without prior approval, by State of Connecticut insurance companies to shareholders is subject to restrictions relating to statutory surplus. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1997 or 1996. ILA paid dividends of $10 million to its parent, HLIC, in 1995. As a result of the Distribution by ITT, the assets of ITT Lyndon Insurance Company (Lyndon) were contributed to ILA in June 1995. Substantially all the business was removed from Lyndon prior to the contribution. The amount of assets which exceeded liabilities at the contribution date ($112 million) was included in paid-in surplus.

6. PENSION PLANS AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS: The Company's employees are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974 and the maximum amount that can be deducted for Federal income tax purposes. Generally, pension costs are funded through the purchase of HLIC's group pension contracts. Pension expense was $265, $358, and $1,034 in 1997, 1996 and 1995, respectively. Liabilities for the plan are held by The Hartford.

The Company also participates in The Hartford's Investment and Savings Plan, which includes a deferred compensation option under IRC section 401(k) and an ESOP allocation under IRC section 404(k). The liabilities for these plans are included in the financial statements of The Hartford. The cost to ILA was not material in 1997, 1996 and 1995.

The Company's employees are included in The Hartford's contributory defined health care and life insurance benefit plans. These plans provide health care and life insurance benefits for retired employees. Substantially all employees may become eligible for those benefits if they reach normal or early retirement age while still working for the Company. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be

                            83    - PROSPECTUS
accomplished on a tax effective basis. Amounts allocated by The Hartford for post-retirement health care and life insurance benefits expense (not including provisions for accrual of post-retirement benefit obligations) are immaterial. The assumed rate of future increases in the per capita cost of health care (the health care trend rate) was 8.5% for 1997, decreasing ratably to 6% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated post-retirement benefit obligation and the annual expense. The cost to ILA was not material in 1997, 1996 and 1995.

Post-employment benefits are primarily comprised of obligations to provide medical and life insurance to employees on long-term disability. Post-employment benefit expense was not material in 1997, 1996 and 1995.

7. REINSURANCE: The Company cedes insurance to non-affiliated insurers in order to limit its maximum loss. Such transfer does not relieve ILA of its primary liability. ILA also assumes insurance from other insurers.

Life insurance net retained premiums were comprised of the following:

                                                               1997      1996      1995
                                                            ----------------------------------------
Direct premiums                                              $266,427  $226,612  $159,918
Premiums assumed                                               51,630    33,817    13,299
Premiums ceded                                                (21,412)  (10,185)   (7,425)
                                                            ----------------------------------------
Premiums and annuity considerations                          $296,645  $250,244  $165,792
                                                            ----------------------------------------

The Company cedes to RGA Reinsurance Company, on a modified coinsurance basis, 80% of the variable annuity business written since 1994.

8. SEPARATE ACCOUNTS: The Company maintains separate account assets and liabilities totaling $23.2 billion and $14.6 billion at December 31, 1997 and 1996, respectively. Separate account assets are reported at fair value and separate account liabilities are determined in accordance with CARVM, which approximates the market value less applicable surrender charges. Separate account assets are segregated from other investments, the policyholder assumes the investment risk, and the investment income and gains and losses accrue directly to the policyholder. Separate account management fees, net of minimum guarantees, were $252 million, $144 million and $72 million in 1997, 1996 and 1995, respectively, and are recorded as a component of other revenues on the Statutory Statements of Income.

9. COMMITMENTS AND CONTINGENCIES: As of December 31, 1997 and 1996, the Company had no material contingent liabilities, nor had the Company committed any surplus funds for any contingent liabilities or arrangements. The Company is involved in various legal actions which have arisen in the normal course of its business. In the opinion of management, the ultimate liability with respect to such lawsuits as well as other contingencies is not considered to be material in relation to the results of operations and financial position of the Company.

Under insurance guaranty laws in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The amount of any future assessments on ILA under these laws cannot be reasonably estimated. Most of the laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. Additionally, guaranty fund assessments are used to reduce state premium taxes paid by the Company in certain states. ILA paid guaranty fund assessments of $1,544, $1,262 and $1,684 in 1997, 1996 and 1995,
respectively. ILA incurred guaranteed fund expense of $548 in 1997 and 1996 and $0 in 1995.

                            84    - PROSPECTUS